[Background Graphic Omitted]


                                            Annual Report as of January 31, 2002



                                                          SEI Daily Income Trust


                                                               Money Market Fund

                                                                 Government Fund

                                                              Government II Fund

                                                           Prime Obligation Fund

                                                                   Treasury Fund

                                                                Treasury II Fund

                                                  Short-Duration Government Fund

                                           Intermediate-Duration Government Fund

                                                                       GNMA Fund

                                                     Corporate Daily Income Fund

Table of Contents

------------------------------------------------------------

Letter to Shareholders                                     1
------------------------------------------------------------
Management's Discussion and Analysis of Fund Performance   2
------------------------------------------------------------
Report of Independent Public Accountants                   6
------------------------------------------------------------
Statements of Net Assets                                   7
------------------------------------------------------------
Statements of Operations                                  24
------------------------------------------------------------
Statements of Changes in Net Assets                       26
------------------------------------------------------------
Financial Highlights                                      30
------------------------------------------------------------
Notes to Financial Statements                             34
------------------------------------------------------------
Trustees of the Trust                                     38
------------------------------------------------------------
Notice to Shareholders                                    39
------------------------------------------------------------

SEI DAILY INCOME TRUST -- JANUARY 31, 2002


Letter to Shareholders



TO OUR SHAREHOLDERS:
The spotlight of the fiscal year ended January 2002 belonged to Alan Greenspan and the Federal Reserve. With the possibility of a recession looming on the horizon, the Federal Reserve lowered short-term rates by 200 basis points by the end of August. By early September the economy appeared to be responding to these measures and was showing early signs of a recovery. Unfortunately, the events of September 11th jettisoned the economy's progress and a recession became virtually inevitable. In order to promote economic recovery and expansion, the Federal Reserve resumed it's aggressive easing of monetary policy by slashing short-term rates 175 basis points in the last four months of the year. In all, the Federal Reserve cut rates nine times during the fiscal year for a total of 375 basis points. The federal funds rate, which began the fiscal year at 5.50%, ended the fiscal year at 1.75%.

In the upcoming year, Wellington Management Company, LLP, as investment adviser to the SEI Daily Income Trust, will continue to seek to provide competitive yields by investing in high quality, fixed income securities. We thank you for your continued confidence in the SEI Daily Income Trust, and we look forward to serving your investment needs in the future.



Sincerely,

/s/Edward D. Loughlin

Edward D. Loughlin
President




--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2002                     1

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE SEI DAILY INCOME TRUST -- JANUARY 31, 2002


Short-Duration Government Fund
WELLINGTON MANAGEMENT COMPANY, LLP, INVESTMENT ADVISER

Objective

The Short-Duration Government Fund (the "Fund") seeks to preserve principal value and maintain a high degree of liquidity while providing current income. The Fund invests in securities issued by the U.S. Government and backed by its full faith and credit and securities issued by U.S. Government agencies. The weighted average maturity of the Fund is up to three years. The Fund seeks to provide a higher level of sustainable income and total return than money market investments, with limited principal fluctuations.

Strategy

The Fund's weighted average maturity will be managed to take advantage of anticipated changes in the direction of interest rates. The distribution of maturities for individual securities will also be managed to take advantage of expected changes in the shape of the yield curve. Maturities will typically be laddered across the permitted maturity range to provide reinvestment opportunities. Treasury and agency securities will form the core of the Fund, and agency-backed mortgage securities will be utilized when their yields are judged to be attractive relative to those of Treasuries and agencies.


Analysis

For the fiscal year ended January 31, 2002, the Short-Duration Government Fund, Class A posted a 6.28% return compared to a 7.18% return for its benchmark, the Merrill Lynch 1-3 Year U.S. Treasury Index.

The Federal Reserve's aggressive stimulus efforts and the tragic events of September 11th dominated market activity for the fiscal year. The Fed embarked on an unprecedented stimulus campaign, cutting rates 11 times throughout calendar year 2001, for a total of 475 basis points, in response to increasingly recessionary economic data. The Treasury curve responded dramatically, with short rates falling roughly 200 basis points in response to the Fed rate cuts and expectations for future moves. The Fund's neutral to slightly short duration posture negatively impacted performance, as the decline in rates was most prominent on the short end of the curve. In addition, the Fed's monetary policy also played havoc in the mortgage market as expected and realized prepayments increased to all-time highs amid the rapid drop in rates; only to subside substantially into fiscal year end as yields stabilized. The Fund's allocation to mortgage-backed securities detracted from performance for most of the period only to rebound nicely into fiscal year end. Agency debentures added marginal value over Treasuries last year particularly during the 3rd quarter as investors sought out higher quality assets amid the uncertainty surrounding September 11th. The Fund's allocation to agency debt added slightly to returns as the sector out-performed Treasuries by roughly 20 basis points. Overall the Fund's duration positioning and overweight to Mortgage backed securities detracted from performance due to the falling interest rate environment while Agency allocations benefited from strong demand for high quality particularly during the 3rd quarter.

The outlook going forward is for the economy to remain fairly stable. Due to expectations of range bound interest rates, the Fund looks to maintain a neutral duration position and an overweight to spread product to provide a yield advantage over the Index.

Short-Duration Government Fund

AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
                          Annualized   Annualized   Annualized     Annualized
                 One Year    3-Year        5-Year      10-Year      Inception
                   Return    Return        Return       Return        to Date
--------------------------------------------------------------------------------
Short-Duration
Government Fund     6.28%     5.84%         6.25%        5.79%          6.54%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the SEI Daily Income Trust Short-Duration Government Fund, Class A, versus the Merrill Lynch 1-3 Year U.S. Treasury Index

[Line Graph Omitted] Plot points are as follows:

                   Short-Duration                  Merrill Lynch
                  Government Fund                     1-3 Year
                      Class A                    U.S. Treasury Index
1/31/92               10,000                           10,000
1/31/93               10,664                           10,757
1/31/94               11,139                           11,296
1/31/95               11,242                           11,445
1/31/96               12,397                           12,634
1/31/97               12,969                           13,213
1/31/98               13,907                           14,163
1/31/99               14,810                           15,068
1/31/00               15,138                           15,463
1/31/01               16,522                           16,915
1/31/02               17,560                           18,129

1 For the periods ended January 31, 2002. Past performance is not predictive of future performance. Class A shares were offered beginning 2/17/87.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

--------------------------------------------------------------------------------
2                     SEI Daily Income Trust / Annual Report / January 31, 2002

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE SEI DAILY INCOME TRUST -- JANUARY 31, 2002


Intermediate-Duration Government Fund
WELLINGTON MANAGEMENT COMPANY, LLP, INVESTMENT ADVISER


Objective

The Intermediate-Duration Government Fund (the "Fund") seeks to preserve principal value and maintain a high degree of liquidity while providing current income. The Fund invests in securities issued by the U.S. Government and backed by its full faith and credit and securities issued by U.S. Government agencies. The weighted average maturity of the Fund is three to five years. The Fund seeks to provide a higher level of sustainable income and total return than money market investments, with limited principal fluctuations.

Strategy

The Fund's weighted average maturity will be managed to take advantage of anticipated changes in the direction of interest rates. The distribution of maturities for individual securities will also be managed to take advantage of expected changes in the shape of the yield curve. The Fund focuses on Treasury and agency securities, and agency mortgage-backed securities will be utilized when their prospects for enhancing income and total return are judged to be attractive.

Analysis

For the fiscal year ended January 31, 2002, the Intermediate-
Duration Government Fund, Class A posted a return of 7.19% versus its index, the Merrill Lynch 3-5 Year U.S. Treasury Index, which posted a 7.61% return.

The Fund's allocation to agency debentures and structured mortgage-backed securities added to performance during the year while a neutral to slightly shorter duration posture and mortgage pass-through allocation detracted for the period. Agency debt added value over Treasuries, particularly during the 3rd quarter, as demand increased significantly for higher-yielding Treasury substitutes in the post- September 11th environment. The Treasury curve steepening in response to the Federal Reserve's aggressive rate cuts throughout 2001, doomed mortgage returns for the year as prepayment fears materialized with the largest re-financing wave in history during the 3rd and 4th quarters. The Fund's overweight to mortgage pass-throughs was neutralized somewhat by positions in structured mortgage obligations which exhibit more defined cash-flows and outperform in times of high volatility. The Fund's short to neutral duration posture detracted for the fiscal year as rates fell over 50 basis points during the period in response to the Fed's significant easing of monetary policy.

The outlook going forward is for the economy to remain fairly stable. Due to expectations of range bound interest rates, the Fund looks to maintain a neutral duration position and an overweight to spread product to provide a yield advantage over the Index.

Intermediate-Duration Government Fund

AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
                               Annualized  Annualized  Annualized  Annualized
                       One Year    3-Year      5-Year     10-Year   Inception
                         Return    Return      Return      Return     to Date
--------------------------------------------------------------------------------
Intermediate-Duration
Government Fund           7.19%    6.14%       7.00%       6.54%       7.15%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the SEI Daily Income Trust Intermediate-Duration Government Fund, Class A, versus the Merrill Lynch 3-5 Year U.S. Treasury Index

[Line Graph Omitted] Plot points are as follows:

               Intermediate-Duration                Merrill Lynch
                  Government Fund                     3-5 Year
                      Class A                    U.S. Treasury Index
1/31/92               10,000                           10,000
1/31/93               10,949                           11,116
1/31/94               11,654                           11,976
1/31/95               11,400                           11,731
1/31/96               13,064                           13,509
1/31/97               13,432                           13,906
1/31/98               14,661                           15,198
1/31/99               15,754                           16,419
1/31/00               15,633                           16,243
1/31/01               17,575                           18,327
1/31/02               18,838                           19,722

1 For the periods ended January 31, 2002. Past performance is not predictive of future performance. Class A shares were offered beginning 2/17/87.

Returns show do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2002                     3

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE SEI DAILY INCOME TRUST -- JANUARY 31, 2002


GNMA Fund
WELLINGTON MANAGEMENT COMPANY, LLP, INVESTMENT ADVISER


Objective

The GNMA Fund (the "Fund") seeks to preserve principal value and maintain a high degree of liquidity while providing current income. The Fund invests primarily in mortgage-backed securities issued by the Government National Mortgage Association and backed by the full faith and credit of the U.S. Government.

Strategy

The Fund's investment strategy emphasizes the distribution of security coupon rates, the weighted average coupon rate, and the selection of appropriate underlying mortgage types. The selection of coupon rates affects the sensitivity of the Fund to changes in reinvestment risk associated with loan prepayment. The Fund will therefore tend to purchase somewhat lower coupons when interest rates are expected to fall, and somewhat higher coupons when interest rates are expected to be stable or rising.

Analysis
For the fiscal year ending January 31, 2002, the GNMA Fund, Class A posted a net return of 7.22%, versus its index, the Salomon 30-Year GNMA Index, which posted a 7.68% return.

The GNMA Fund benefited throughout the period from a concentration in seasoned GNMA mortgage pools, or those pools that are less sensitive to pre-payments, and off-benchmark allocations to conventional mortgages (FNMA and FHLMC), while a slightly shorter duration posture mid-period detracted from returns. Volatility was rampant throughout the mortgage market during the period as the Federal Reserve's efforts to revive the faltering economy lead to significantly lower interest rates and the largest refinancing wave in history. Seasoned mortgages added significant value, particularly in the 4th quarter of 2001, as rates reached year to date lows and pre-payments reached all-time highs. The Fund's efforts to add allocations to conventional mortgages, also added value during the period, as FNMA and FHLMC mortgages outperformed GNMA's on strong Wall Street demand for structured product collateral. Lastly, the Fund's slightly shorter duration position detracted marginally from returns as the Fed's aggressive easing campaign was unexpectedly extended due to the economic ramifications of the September 11th terrorist attacks.

Going forward, the Fund plans to remain overweighted to seasoned mortgages and retain an allocation to FNMA and FHLMC pools.

GNMA Fund

AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
                          Annualized Annualized Annualized Annualized
                  One Year    3-Year     5-Year    10-Year  Inception
                    Return    Return     Return     Return    to Date
--------------------------------------------------------------------------------
GNMA Fund            7.22%    6.32%     7.04%       6.87%      7.67%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the SEI Daily Income Trust GNMA Fund, Class A, versus the Salomon 30-Year GNMA Index

[Line Graph Omitted] Plot points are as follows:

                                                       Salomon
                     GMNA Fund                         30 Year
                      Class A                        GNMA Index
1/31/92               10,000                           10,000
1/31/92               11,089                           11,033
1/31/94               11,764                           11,702
1/31/95               11,475                           11,699
1/31/96               13,203                           13,501
1/31/97               13,824                           14,281
1/31/98               15,140                           15,609
1/31/99               16,163                           16,652
1/31/00               15,972                           16,737
1/31/01               18,119                           19,069
1/31/02               19,427                           20,533

1 For the periods ended January 31, 2002. Past performance is not predictive of future performance. Class A shares were offered beginning 3/20/87.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

--------------------------------------------------------------------------------
4                      SEI Daily Income Trust / Annual Report / January 31, 2002

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE SEI DAILY INCOME TRUST -- JANUARY 31, 2002


Corporate Daily Income Fund
WELLINGTON MANAGEMENT COMPANY, LLP, INVESTMENT ADVISER


Objective

The Corporate Daily Income Fund (the "Fund") seeks to provide higher current income than that typically offered by a money market fund while maintaining a high degree of liquidity and minimal principal volatility. The Fund invests in U.S. Treasury and agency obligations, short average life mortgage-backed issues, and short-term investment grade corporate securities. The duration of the Fund will range between six and eighteen months.


Strategy

The Fund seeks to provide a return in excess of the Lehman Brothers 9-12 Month Treasury Bill Index and to manage risk through the adviser's use of sector strategies, security selection and duration management. In determining the average maturity and duration position of the Fund, the adviser considers the shape of the yield curve, the extent of a yield change, and the period of time over which rates are likely to rise, fall or remain stable. Investment in short average life mortgage-backed issues and short-term investment grade securities is emphasized when relative spreads are attractive and incremental yields serve to enhance total return.

Analysis

For the fiscal year ended January 31, 2002, the Corporate Daily Income Fund, Class A outperformed its benchmark by 57 basis points, posting a return of 6.08% versus its index, the Lehman Brothers 9-12 Month Treasury Bill Index, which posted a 5.51% return. The Fund's excellent performance resulted from effective duration management, higher yielding securities, and little exposure to troubled credits. The Fund has achieved out-performance versus its benchmark on both a calendar year basis and on a rolling 3- and 5-year basis for the period ended January 31, 2002.

Corporate Daily Income Fund

AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
                              Annualized   Annualized   Annualized
                   One Year       3-Year       5-Year    Inception
                     Return       Return       Return      to Date
--------------------------------------------------------------------------------
Corporate Daily
Income Fund           6.08%        6.08%        6.03%        5.72%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the SEI Daily Income Trust Corporate Daily Income Fund, Class A, versus the Lehman 9-12 Month U.S. Treasury Bill Index+

[Line Graph Omitted] Plot points are as follows:

                  Corporate Daily                  Lehman Brothers
                    Income Fund                      9-12 Month
                      Class A                 U.S. Treasury Bill Index
9/30/93               10,000                           10,000
1/31/94               10,114                           10,128
1/31/95               10,376                           10,492
1/31/96               11,274                           11,289
1/31/97               11,861                           11,918
1/31/98               12,607                           12,665
1/31/99               13,314                           13,398
1/31/00               13,816                           13,982
1/31/01               14,984                           15,039
1/31/02               15,895                           15,868

1 For the periods ended January 31, 2002. Past performance is no indication of future performance. Class A shares were offered beginning 9/28/93.
+ The previous benchmark, the Merrill Lynch 1-Year U.S. Treasury Index, was discontinued.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2002                     5

SEI DAILY INCOME TRUST -- JANUARY 31, 2002


Report of Independent Public Accountants


TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF SEI DAILY INCOME TRUST:

We have audited the accompanying statements of net assets of the Money Market, Government, Government II, Prime Obligation, Treasury, TreasuryII, Short-Duration Government, Intermediate-Duration Government, GNMA, and Corporate Daily Income Funds of SEIDaily Income Trust (the "Trust"), as of January 31, 2002, and the related statements of operations, changes in net assets, and the financial highlights for the periods presented.These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2002, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Money Market, Government, Government II, Prime Obligation, Treasury, Treasury II, Short-Duration Government, Intermediate-Duration Government, GNMA, and Corporate Daily Income Funds of SEI Daily Income Trust as of January 31, 2002, the results of their operations, the changes in their net assets, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States.


ARTHUR ANDERSEN LLP
Philadelphia, Pennsylvania
March 15, 2002

--------------------------------------------------------------------------------
6                      SEI Daily Income Trust / Annual Report / January 31, 2002

STATEMENT OF NET ASSETS

Money Market Fund

--------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 32.5%
   FHLB
        1.624%, 02/20/02 (A)        $25,000        $  24,998
   FHLMC
        2.020%, 02/21/02              8,500            8,491
        2.020%, 02/28/02             33,000           32,950
        1.800%, 03/07/02             25,724           25,680
        1.810%, 03/15/02             38,676           38,594
        1.630%, 08/05/02             26,000           25,782
        1.610%, 08/09/02             40,350           40,009
        1.780%, 08/30/02             29,000           28,699
   FNMA
        1.860%, 02/07/02             22,276           22,269
        2.165%, 02/28/02 (A)         40,000           39,817
        1.750%, 03/07/02             13,100           13,079
        1.650%, 07/17/02             25,000           24,810
        1.780%, 08/05/02             25,000           24,771
        1.708%, 11/29/02             40,000           39,991
                                                   ---------
Total U.S. Government Agency Obligations
   (Cost $389,940)                                   389,940
                                                   ---------

COMMERCIAL PAPER -- 41.7%
BANKS -- 2.8%
   Wells Fargo Company
        1.760%, 03/11/02             33,000           32,939
                                                   ---------
BUILDING SOCIETIES -- 2.4%
   Nationwide Building
        2.000%, 02/13/02             29,000           28,981
                                                   ---------
FINANCIAL SERVICES -- 22.6%
   Apreco Incorporated
        1.850%, 02/15/02              4,500            4,497
   Eureka Securities
        1.850%, 02/13/02             25,000           24,985
   Fleet Funding
        1.790%, 02/08/02             26,700           26,691
   General Electric Capital
     Corporation
        1.820%, 07/24/02             50,000           49,563
   Halifax PLC
        1.900%, 02/11/02             39,350           39,329
   National Rural Utilities
        1.780%, 02/25/02             20,000           19,976
        1.850%, 03/18/02             10,000            9,977
   New York Life Capital
        1.750%, 03/01/02             40,000           39,945
   Prudential Funding
        2.200%, 04/23/02             37,000           36,817
   UBS Finance
        1.780%, 02/13/02             20,000           19,988
                                                   ---------
                                                     271,768
                                                   ---------

-------------------------------------------------------------------------------
                               Face  Amount            Value
Description                   ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
PETROLEUM & FUEL PRODUCTS -- 1.0%
   BP America Incorporated
        1.770%, 03/20/02            $12,000        $  11,974
                                                   ---------
PRINTING & PUBLISHING -- 3.3%
   Washington Post
        1.930%, 02/08/02             40,000           39,985
                                                   ---------
SPECIAL PURPOSE ENTITY -- 9.6%
   Clipper Receivables Corporation
        1.790%, 02/08/02             25,000           24,991
   Columbia University
        2.160%, 02/04/02              8,700            8,698
   Edison Asset Securitization
        1.840%, 02/25/02             27,000           26,967
   Galaxy Funding
        1.800%, 03/08/02             25,000           24,956
   Variable Funding Capital
        1.770%, 03/05/02              5,000            4,992
   Windmill Funding
        1.780%, 02/05/02             25,000           24,995
                                                   ---------
                                                     115,599
                                                   ---------
Total Commercial Paper
   (Cost $501,246)                                   501,246


CORPORATE BONDS -- 1.3%
   Citigroup Incorporated MTN (A)
        1.800%, 02/12/02             16,000           16,000
                                                   ---------
Total Corporate Bonds
   (Cost $16,000)                                     16,000
                                                   ---------

CERTIFICATES OF DEPOSIT/BANK NOTES -- 13.9%
   Abbey National PLC
        2.000%, 02/15/02             27,000           27,000
   American Express Centurion Bank
        1.830%, 02/20/02             30,000           30,000
   JP Morgan Chase & Company
        1.750%, 03/13/02             35,000           35,000
   LaSalle Bank Northern
        2.070%, 02/04/02             15,150           15,150
   Societe Generale
        2.120%, 02/04/02             30,000           30,000

--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2002                      7

STATEMENT OF NET ASSETS

Money Market Fund (Concluded)


--------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Westdeutsche Bank
        1.950%, 02/13/02            $30,000        $  30,000
                                                   ---------
Total Certificates of Deposit/Bank Notes
   (Cost $167,150)                                   167,150
                                                   ---------

INSURANCE FUNDING AGREEMENTS (A)-- 6.0%
   Allstate Corporation
        2.025%, 02/01/02              7,000            7,000
        1.960%, 02/12/02             15,000           15,000
   Metropolitan Life Insurance
        2.310%, 02/01/02             10,000           10,000
        2.088%, 02/01/02             20,000           20,000
   Monumental Life Insurance Company
        2.370%, 02/01/02              9,500            9,500
   Travelers Insurance
        2.150%, 02/28/02             11,000           11,000
                                                   ---------
Total Insurance Funding Agreements
   (Cost $72,500)                                     72,500
                                                   ---------

REPURCHASE AGREEMENTS -- 4.7%
   Goldman Sachs Group LP (B)
     1.930%, dated 01/31/02, matures
     02/01/02, repurchase price
     $31,201,673 (collateralized by
     U.S. Government Obligation,
     par value $50,901,999,
     7.000%, 08/01/30; with total
     market value $31,824,000)       31,200           31,200
   Paribas Corporation (B)
     1.910%, dated 01/31/02, matures
     02/01/02, repurchase price
     $25,001,327 (collateralized by
     U.S. Treasury Obligation, par value
     $24,532,999, 12.000%, 08/15/13,
     with total market value
     $25,500,228)                    25,000           25,000
                                                   ---------
Total Repurchase Agreements
   (Cost $56,200)                                     56,200
                                                   ---------
Total Investments -- 100.1%
   (Cost $1,203,036)                               1,203,036
                                                   ---------
Other Assets and Liabilities, Net -- (0.1)%             (804)
                                                   ---------

--------------------------------------------------------------------------------
                                                    Value
Description                                    ($ Thousands)
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of Class A
   (unlimited authorization-- no par value)
   based on 419,798,992 outstanding shares of
   beneficial interest                            $  419,791
Fund Shares of Class B
   (unlimited authorization-- no par value)
   based on 197,273,682 outstanding shares of
   beneficial interest                               197,274
Fund Shares of Class C
   (unlimited authorization-- no par value)
   based on 407,327,788 outstanding shares of
   beneficial interest                               407,327
Fund Shares of Sweep Class (unlimited
   authorization -- no par value) based on
   177,856,266 outstanding shares of
   beneficial interest                               177,856
Undistributed net investment income                        7
Accumulated net realized loss on investments             (23)

Total Net Assets -- 100.0%                        $1,202,232
                                                  ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                          $1.00
                                                  ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class B                          $1.00
                                                  ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class C                          $1.00
                                                  ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Sweep Class                      $1.00
                                                  ==========
(A) Floating Rate Instrument. The Rate reflected on the Statement of Net Assets is the rate in effect on January 31, 2002. The date shown is the earlier of the reset date or the demand date.
(B) Tri-Party Repurchase Agreement.
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
MTN -- Medium Term Note
LP -- Limited Partnership
PLC -- Public Limited Company
The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
8                      SEI Daily Income Trust / Annual Report / January 31, 2002

Government Fund


--------------------------------------------------------------------------------
                                 Face Amount            Value
Description                    ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 3.4%
   U.S. Treasury Bills
        1.730%, 07/25/02            $ 20,000         $ 19,833
        1.850%, 08/01/02               9,000            8,916
                                                     --------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $28,749)                                      28,749
                                                     --------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 96.4%
   FFCB
        2.000%, 03/01/02              40,000           40,000
        1.680%, 08/15/02               5,000            4,999
   FHLB
        1.810%, 02/25/02 to 07/26/02  36,280           36,113
        1.623%, 08/20/02              20,000           19,998
   FHLMC
        1.880%, 02/07/02              75,000           74,977
        2.020%, 02/21/02 to 02/28/02  63,000           62,924
        1.810%, 03/07/02 to 07/18/02 158,792          158,428
        1.740%, 03/21/02              82,398           82,207
        1.630%, 08/05/02              23,000           22,807
        1.620%, 08/16/02              25,000           24,780
        1.720%, 08/21/02              28,000           27,731
   FNMA
        1.850%, 02/07/02              20,000           19,994
        1.750%, 03/07/02              50,000           49,917
        1.730%, 03/07/02              47,391           47,314
        1.740%, 03/21/02              20,000           19,954
        1.760%, 03/28/02              15,000           14,960
        2.160%, 04/18/02              20,000           19,909
        1.707%, 11/29/02              30,000           29,993
   FNMA (A)
        1.728%, 07/05/02              20,000           20,000
        1.621%, 07/23/02              20,000           19,999
   FNMA MTN (A)
        1.725%, 06/18/02              15,000           14,999
                                                     --------
Total U.S. Government Agency Obligations
   (Cost $812,003)                                    812,003
                                                     --------

REPURCHASE AGREEMENT -- 0.3%
   Goldman Sachs Group LP (B)
     1.930%, dated 01/31/02, matures
     02/01/02, repurchase price
     $2,800,500 (collateralized by
     various U.S. Government Obligations,
     par value $586,271-$2,247,859
     7.000% - 10.000%, 11/01/13-
     06/01/29 total market value:
     $ 2,856,000)                      2,800            2,800
                                                     --------
Total Repurchase Agreement
   (Cost $2,800)                                        2,800
                                                     --------
Total Investments -- 100.1%
   (Cost $843,552)                                    843,552
                                                     --------

-------------------------------------------------------------------------------
                                                    Value
Description                                    ($ Thousands)
-------------------------------------------------------------------------------
Other Assets and Liabilities, Net -- (0.1)%          $   (966)
                                                     --------

NET ASSETS:
Fund Shares of Class A
   (unlimited authorization -- no par value)
   based on 402,086,647 outstanding shares of
   beneficial interest                                402,085
Fund Shares of Class B
   (unlimited authorization -- no par value)
   based on 217,960,433 outstanding shares of
   beneficial interest                                217,961
Fund Shares of Class C
   (unlimited authorization -- no par value)
   based on 151,265,695 outstanding shares of
   beneficial interest                                151,266
Fund Shares of Sweep Class (unlimited
   authorization -- no par value) based on
   71,277,284 outstanding shares of
   beneficial interest                                 71,278
Undistributed net investment income                        10
Accumulated net realized loss on investments              (14)
                                                     --------
Total Net Assets -- 100.0%                           $842,586
                                                     ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                           $1.00
                                                     ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class B                           $1.00
                                                     ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class C                           $1.00
                                                     ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Sweep Class                       $1.00
                                                     ========

(A) Floating Rate Instrument. The Rate reflected on the Statement of Net Assets is the rate in effect on January 31, 2002. The date shown is the earlier of the reset date or the demand date.
(B) Tri-Party Repurchase Agreement.
FFCB -- Federal Farm Credit Bank
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
LP -- Limited Partnership
MTN -- Medium Term Note
The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2002                      9

Statement of Net Assets


Government II Fund


-------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 16.0%
   U.S. Treasury Bills
        1.880%, 02/07/02            $ 50,000         $ 49,984
        1.560%, 02/21/02              20,000           19,983
        1.710%, 07/11/02              50,200           49,818
        1.731%, 07/25/02              30,000           29,749
                                                     --------
Total U.S. Treasury Obligations
   (Cost $149,534)                                    149,534
                                                     --------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 84.2%
   FFCB
        1.800%, 02/01/02               8,670            8,670
        1.680%, 02/11/02 to 08/15/02  42,000           41,989
        1.730%, 02/12/02               9,750            9,745
        1.700%, 02/15/02              11,190           11,183
        1.720%, 03/07/02              10,000            9,984
        1.713%, 04/02/02               3,000            3,000
   FHLB
        1.930%, 02/06/02              10,115           10,112
        1.600%, 02/06/02              17,000           16,996
        1.980%, 02/15/02              25,000           24,981
        1.940%, 02/20/02              30,000           29,969
        1.810%, 02/25/02 to 03/08/02  67,000           66,896
        1.780%, 03/01/02 to 03/06/02  93,500           93,352
        1.730%, 03/01/02 to 03/13/02  73,550           73,427
        1.720%, 03/05/02 to 03/13/02 101,224          101,045
        1.660%, 04/10/02              13,400           13,358
        2.160%, 04/12/02              70,876           70,578
        1.680%, 07/17/02              30,043           29,810
        1.670%, 07/17/02              25,000           24,808
        1.623%, 08/20/02              28,000           27,998
   SLMA
        1.800%, 02/01/02              30,000           30,000
        1.670%, 02/25/02 to 07/25/02  87,752           87,461
                                                     --------
Total U.S. Government Agency Obligations
   (Cost $785,362)                                    785,362
                                                     --------
Total Investments -- 100.2%
   (Cost $934,896)                                    934,896
                                                     --------
Other Assets and Liabilities, Net -- (0.2)%            (1,628)
                                                     --------

-------------------------------------------------------------------------------
                                                   Value
Description                                    ($ Thousands)
-------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of Class A
   (unlimited authorization -- no par value)
   based on 688,238,905 outstanding shares of
   beneficial interest                               $688,245
Fund Shares of Class B
   (unlimited authorization -- no par value)
   based on 164,735,300 outstanding shares of
   beneficial interest                                164,735
Fund Shares of Class C
   (unlimited authorization -- no par value)
   based on 80,407,965 outstanding shares of
   beneficial interest                                 80,409
Undistributed net investment income                         1
Accumulated net realized loss on investments             (122)
                                                     --------
Total Net Assets -- 100.0%                           $933,268
                                                     ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                           $1.00
                                                     ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class B                           $1.00
                                                     ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class C                           $1.00
                                                     ========

FFCB -- Federal Farm Credit Bank
FHLB -- Federal Home Loan Bank
SLMA -- Student Loan Mortgage Association
The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
10                     SEI Daily Income Trust / Annual Report / January 31, 2002

Prime Obligation Fund


--------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATION -- 2.6%
   U.S. Treasury Bills
        1.850%, 08/01/02           $149,000       $  147,614
                                                  ----------
Total U.S. Treasury Obligation
   (Cost $147,614)                                   147,614
                                                  ----------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 40.1%
   FHLB
        6.750%, 02/01/02             35,000           35,000
        6.750%, 02/15/02             50,000           50,084
        1.614%, 02/20/02 (A)        180,000          179,960
        1.624%, 02/25/02 (A)        100,000           99,992
        5.125%, 02/26/02             50,000           50,062
        1.790%, 03/08/02             40,000           39,930
        6.875%, 07/18/02             52,000           53,204
   FHLMC
        2.020%, 02/21/02             70,000           69,921
        1.990%, 02/21/02             31,620           31,585
        2.030%, 02/28/02            100,000           99,848
        2.160%, 04/25/02            100,000           99,502
        1.630%, 08/05/02             95,000           94,204
        1.700%, 08/16/02             43,982           43,575
        1.620%, 08/16/02            105,000          104,074
        1.720%, 08/21/02             80,000           79,232
   FNMA
        1.746%, 02/05/02 (A)        150,000          149,962
        1.855%, 02/07/02             50,000           49,985
        6.290%, 02/11/02             36,300           36,340
        1.990%, 02/21/02            118,000          117,870
        1.620%, 02/27/02 (A)         50,000           49,981
        1.708%, 02/28/02 (A)        200,000          199,954
        2.165%, 04/18/02            150,000          149,314
        2.160%, 04/18/02             20,000           19,909
        1.760%, 07/10/02             42,000           41,674
        1.750%, 07/10/02            100,000           99,227
        1.740%, 07/10/02             17,586           17,451
        1.735%, 07/10/02             50,000           49,617
        1.695%, 07/17/02             50,000           49,609
        1.625%, 07/17/02             35,000           34,738
        1.815%, 08/05/02            100,000           99,088

Total U.S. Government Agency Obligations
   (Cost $2,294,892)                               2,294,892
                                                  ----------

COMMERCIAL PAPER -- 24.0%

BANKS -- 1.7%
   Wells Fargo Company
        1.760%, 03/11/02            100,000           99,814


--------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
DRUGS -- 1.3%
   Merck & Company
        1.850%, 03/27/02           $ 75,000       $   74,792
                                                  ----------
FINANCIAL SERVICES -- 11.1%
   Enterprise Funding
        1.750%, 02/25/02             63,546           63,472
   Fleet Funding
        1.790%, 02/08/02            100,000           99,965
   Galaxy Funding
        1.750%, 03/21/02             85,000           84,802
   General Electric Capital
     Corporation
        1.880%, 02/11/02            100,000           99,948
        2.050%, 02/25/02             70,000           69,905
        1.820%, 07/24/02             60,000           59,475
        1.920%, 07/29/02             40,000           39,620
   National Rural Utilities
        1.700%, 02/19/02             20,000           19,983
        1.750%, 02/20/02             40,000           39,963
        1.850%, 03/18/02             60,000           59,861
                                                  ----------
                                                     636,994
                                                  ----------
FOOD, BEVERAGE & TOBACCO -- 1.8%
   Coca-Cola Enterprises
        2.020%, 02/21/02             50,000           49,944
        2.020%, 02/22/02             50,000           49,941
                                                  ----------
                                                      99,885
                                                  ----------
HOUSEHOLD PRODUCTS -- 0.9%
   Proctor & Gamble
        2.000%, 02/27/02             51,700           51,625
                                                  ----------
SPECIAL PURPOSE ENTITY -- 7.2%
   Corporate Asset Receivables
        1.900%, 02/26/02             50,000           49,934
   Corporate Receivables
        1.750%, 02/19/02             53,000           52,954
   Delaware Funding
        1.750%, 02/22/02             70,146           70,074
   Edison Asset Securitization
        1.840%, 02/15/02             30,000           29,978
   Falcon Asset Securitization
     Corporation
        1.770%, 02/08/02             26,390           26,381
   Kitty Hawk Funding
        1.830%, 02/22/02             50,000           49,947
   Windmill Funding
        1.860%, 02/01/02             25,000           25,000
        1.770%, 02/07/02             75,000           74,978
        1.750%, 02/20/02             30,000           29,972
                                                  ----------
                                                     409,218
                                                  ----------
Total Commercial Paper
   (Cost $1,372,328)                               1,372,328
                                                  ----------


--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2002                     11

STATEMENT OF NET ASSETS

Prime Obligation Fund (Concluded)


------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
------------------------------------------------------------------------------
CORPORATE BONDS -- 2.1%
   Citigroup Incorporated MTN (A)
        1.800%, 02/12/02           $123,000       $  123,000
                                                  ----------
Total Corporate Bonds
   (Cost $123,000)                                   123,000
                                                  ----------

CERTIFICATES OF DEPOSIT/BANK NOTES -- 11.1%
   American Express Centurion Bank
        1.830%, 02/20/02            120,000          120,000
   Citigroup Incorporated
        1.900%, 02/15/02             70,000           70,000
   JP Morgan Chase & Company
        1.750%, 03/11/02            100,000          100,000
        1.750%, 03/13/02            100,000          100,000
   LaSalle Bank Northern
        2.070%, 02/04/02             83,000           83,000
        1.820%, 05/30/02             75,000           75,000
   Wilmington Trust
        2.000%, 02/19/02             85,000           85,000
                                                  ----------
Total Certificates of Deposit/Bank Notes
   (Cost $633,000)                                   633,000
                                                  ----------

INSURANCE FUNDING AGREEMENTS (A) -- 6.9%
   Allstate Corporation
        2.025%, 02/01/02             18,000           18,000
        1.960%, 03/15/02             62,000           62,000
        1.972%, 04/01/02             35,000           35,000
   Metropolitan Life Insurance
        2.310%, 02/01/02            100,000          100,000
        2.088%, 02/01/02             60,000           60,000
   Monumental Life Insurance Company
        2.370%, 02/01/02             99,500           99,500
   Travelers Insurance
        2.151%, 02/28/02             20,000           20,000
                                                  ----------
Total Insurance Funding Agreements
   (Cost $394,500)                                   394,500
                                                  ----------

--------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
TIME DEPOSITS -- 1.2%
   Branch Banking & Trust
     1.813%, 02/01/02              $ 68,120        $   68,120
                                                  ----------
Total Time Deposits
   (Cost $68,120)                                     68,120
                                                  ----------
REPURCHASE AGREEMENTS -- 12.9%
   Goldman Sachs Group LP (B)
     1.930%, dated 01/31/02, matures
     02/01/02, repurchase price
     $434,623,299 (collateralized by
     various U.S. Government
     Obligations, ranging in par value
     $1,113,684-$119,618,600
     5.500% - 8.500%,
     02/01/17-10/01/31, total
     market value: $443,292,000)    434,600          434,600
   Paribas Corporation (B) 1.940%,
     dated 01/31/02, matures 02/01/02,
     repurchase price $301,016,221
     (collateralized by U.S.
     Government Obligation, par
     value, $279,203,000 6.525%,
     09/15/09, with total
     market value: $307,020,141)    301,000          301,000
                                                  ----------
Total Repurchase Agreements
   (Cost $735,600)                                   735,600
                                                  ----------
Total Investments -- 100.9%
   (Cost $5,769,054)                               5,769,054
                                                  ----------
Other Assets and Liabilities, Net -- (0.9)%          (49,440)
                                                  ----------

--------------------------------------------------------------------------------
12                     SEI Daily Income Trust / Annual Report / January 31, 2002

-------------------------------------------------------------------------------
                                                       Value
Description                                    ($ Thousands)
-------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of Class A
   (unlimited authorization -- no par value)
   based on 3,989,830,527 outstanding shares of
   beneficial interest                            $3,989,830
Fund Shares of Class B
   (unlimited authorization -- no par value)
   based on 676,465,056 outstanding shares of
   beneficial interest                               676,465
Fund Shares of Class C
   (unlimited authorization -- no par value)
   based on 946,918,640 outstanding shares of
   beneficial interest                               946,919
Fund Shares of Class H
   (unlimited authorization -- no par value)
   based on 29,442,341 outstanding shares of
   beneficial interest                                29,442
Fund Shares of Sweep Class (unlimited
   authorization -- no par value) based on
   76,947,415 outstanding shares of
   beneficial interest                                76,948
Undistributed net investment income                       61
Accumulated net realized loss on investments             (51)
                                                  ----------
Total Net Assets -- 100.0%                        $5,719,614
                                                  ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                          $1.00
                                                  ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class B                          $1.00
                                                  ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class C                          $1.00
                                                  ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class H                          $1.00
                                                  ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Sweep Class                      $1.00
                                                  ==========

(A) Floating Rate Instrument. The rate reflected on the Statement of Net Assets is the rate in effect on January 31, 2002. The date shown is the earlier of the reset date or the demand date.
(B) Tri-Party Repurchase Agreement.
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
LP -- Limited Partnership
MTN -- Medium Term Note
The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2002                     13

STATEMENT OF NET ASSETS


Treasury Fund

-------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
U.S. Treasury OBLIGATIONS -- 43.8%
   U.S. Treasury Bills
        1.960%, 02/07/02           $ 43,000         $ 42,986
        1.710%, 03/07/02 to
                03/28/02             60,000           59,893
        1.730%, 03/21/02             80,000           79,815
        1.830%, 06/27/02             30,000           29,777
        1.810%, 07/25/02             30,000           29,738
        1.800%, 07/25/02             30,000           29,739
        1.850%, 08/01/02             20,000           19,814
        1.840%, 08/01/02             20,000           19,815
        1.815%, 08/01/02             20,000           19,818
                                                    --------
Total U.S. Treasury Obligations
   (Cost $331,395)                                   331,395
                                                    --------
REPURCHASE AGREEMENTS -- 56.3%
   Credit Suisse First Boston (A)
     1.900%, dated 01/31/02, matures
     02/01/02, repurchase price
     $74,003,906 (collateralized by
     various U.S. Treasury Obligations,
     ranging in par value $29,421,000-
     $39,425,000, 4.750%-7.125%,
     11/15/08-02/15/23, with total
     market value: $75,484,839)      74,000           74,000
   JP Morgan Chase & Company (A)
     1.890%, dated 01/31/02, matures
     02/01/02, repurchase price
     $81,704,289 (collateralized by
     various U.S. Treasury Obligations,
     ranging in par value $2,866,000-
     $27,470,000, 0.000%-7.000%,
     07/11/02-05/15/07, with total
     market value: $83,337,842)      81,700           81,700
   Paribas Corporation (A)
     1.910%, dated 01/31/02, matures
     02/01/02, repurchase price
     $160,008,489 (collateralized by
     U.S. Treasury Obligations, par value
     $77,639,000, 12.000%, 08/15/13,
     and $49,408,444 cash with total
     market value: $163,200,000)    160,000          160,000
   UBS Warburg (A)
     1.900%, dated 01/31/02, matures
     02/01/02, repurchase price
     $109,405,774 (collateralized
     by U.S. Treasury Obligation, par
     value $99,130,000, 3.625%,
     04/15/20, with total market
     value: $111,589,022)           109,400          109,400
                                                    --------
Total Repurchase Agreements
   (Cost $425,100)                                   425,100
                                                   ---------

--------------------------------------------------------------------------------
                                                  Value
Description                                    ($ Thousands)
--------------------------------------------------------------------------------
Total Investments -- 100.1%
   (Cost $756,495)                                  $756,495
                                                    --------
Other Assets and Liabilities, Net -- (0.1)%             (945)
                                                    --------
NET ASSETS:
Fund Shares of Class A
   (unlimited authorization -- no par value)
   based on 221,629,312 outstanding shares of
   beneficial interest                               221,630
Fund Shares of Class B
   (unlimited authorization -- no par value)
   based on 316,886,868 outstanding shares of
   beneficial interest                               316,887
Fund Shares of Class C
   (unlimited authorization -- no par value)
   based on 97,746,974 outstanding shares of
   beneficial interest                                97,746
Fund Shares of Sweep Class (unlimited
   authorization -- no par value) based on
   119,249,641 outstanding shares of
   beneficial interest                               119,249
Undistributed net investment income                       56
Accumulated net realized loss on investments             (18)
                                                    --------
Total Net Assets -- 100.0%                          $755,550
                                                    ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                          $1.00
                                                    ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class B                          $1.00
                                                    ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class C                          $1.00
                                                    ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Sweep Class                      $1.00
                                                    ========

(A) Tri-Party Repurchase Agreement.
The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
14                     SEI Daily Income Trust / Annual Report / January 31, 2002

Treasury II Fund


--------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 99.6%
   U.S. Treasury Bills
        1.640%, 02/14/02 to
                04/04/02           $  7,070         $  7,052
        1.930%, 02/21/02             55,250           55,190
        1.655%, 02/21/02 to
                03/07/02             78,740           78,656
        1.720%, 02/21/02 to
                03/28/02             63,715           63,571
        1.920%, 02/28/02             20,000           19,971
        1.765%, 02/28/02             15,000           14,980
        1.690%, 02/28/02             50,000           49,937
        1.685%, 02/28/02            150,000          149,811
        1.680%, 02/28/02             12,550           12,534
        1.740%, 03/07/02             50,000           49,918
        1.670%, 03/07/02                960              958
        1.660%, 03/14/02              2,310            2,306
        1.730%, 03/21/02             10,000            9,977
        1.725%, 03/21/02            100,000           99,770
        1.710%, 03/28/02 to
                07/11/02             30,000           29,822
        1.700%, 04/18/02             18,560           18,493
        1.675%, 04/18/02              4,230            4,215
        1.650%, 04/04/02              5,040            5,026
        1.845%, 06/27/02             60,000           59,551
        1.795%, 07/18/02             60,000           59,500
        1.850%, 08/01/02              5,000            4,953
                                                    --------
Total U.S. Treasury Obligations
   (Cost $796,191)                                   796,191
                                                    --------
Total Investments -- 99.6%
   (Cost $796,191)                                   796,191
                                                    --------
Other Assets and Liabilities, Net -- 0.4%              2,901
                                                    --------

-------------------------------------------------------------------------------
                                                   Value
Description                                    ($ Thousands)
-------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of Class A
   (unlimited authorization -- no par value)
   based on 556,248,594 outstanding shares of
   beneficial interest                              $556,246
Fund Shares of Class B
   (unlimited authorization -- no par value)
   based on 133,261,855 outstanding shares of
   beneficial interest                               133,262
Fund Shares of Class C
   (unlimited authorization -- no par value)
   based on 109,586,795 outstanding shares of
   beneficial interest                               109,587
Undistributed net investment income                      208
Accumulated net realized loss on investments            (211)
                                                    --------
Total Net Assets -- 100.0%                          $799,092
                                                    ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                          $1.00
                                                    ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class B                          $1.00
                                                    ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class C                          $1.00
                                                    ========

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2002                     15

STATEMENT OF NET ASSETS


Short-Duration Government Fund


--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 36.8%
   U.S. Treasury Notes
        4.250%, 11/15/03            $20,000         $ 20,446
        3.625%, 08/31/03             10,000           10,126
        3.250%, 12/31/03             15,000           15,045
        2.750%, 10/31/03             10,000            9,970
                                                    --------
Total U.S. Treasury Obligations
   (Cost $55,183)                                     55,587
                                                    --------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 23.8%
   FHLB
        5.375%, 01/05/04              5,000            5,175
   FHLMC
        6.500%, 10/01/07                155              156
        6.000%, 11/01/13              5,022            5,112
        5.500%, 05/15/02             10,000           10,102
        4.500%, 06/15/03              5,000            5,119
   Private Export Funding
        5.340%, 03/15/06             10,000           10,225
                                                    --------
Total U.S. Government Agency Obligations
   (Cost $35,199)                                     35,889
                                                    --------
U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS -- 33.8%
   FHLMC
        6.500%, 03/01/16 - 12/01/16   4,882            5,011
   FHLMC REMIC, Ser 1034, Cl F
        8.500%, 01/15/06              1,775            1,823
   FHLMC REMIC, Ser 1617, Cl PN
        9.000%, 02/15/20              1,720            1,743
   FHLMC REMIC, Ser 1679, Cl C
        6.000%, 10/15/07              2,010            2,036
   FHLMC REMIC, Ser 2037, Cl PB
        6.000%, 12/15/06                297              297
   FHLMC REMIC, Ser 2075, Cl QC
        6.000%, 01/15/14              3,897            3,933
   FHLMC REMIC, Ser 2358, Cl OA
        6.000%, 11/15/14              5,000            5,125
   FNMA
        6.000%, 08/01/08              4,590            4,656
        5.000%, 01/15/07              5,000            5,025
   FNMA REMIC, Ser 1993-188, Cl LA
        6.000%, 11/25/03                336              345
   FNMA REMIC, Ser 2001-53, Cl PA
        5.500%, 11/25/14             10,000           10,177
   GNMA
        7.500%, 01/15/11 to
                02/15/11                568              602
        6.500%, 05/15/16 to
                12/15/16              9,999           10,307
                                                    --------
Total U.S. Government Mortgage-Backed Obligations
   (Cost $51,106)                                     51,080
                                                    --------

-------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 5.1%
   Paribas Corporation
     1.890% dated 01/31/02, matures
     02/01/02, repurchase price
     $7,621,400 (collateralized by
     U.S. Government Obligation,
     par value $6,548,000, 6.875%,
     08/15/25, with a total market
     value: $7,775,113)             $ 7,621         $  7,621
                                                    --------
Total Repurchase Agreement
   (Cost $7,621)                                       7,621
                                                    --------
Total Investments -- 99.5%
   (Cost $149,109)                                   150,177
                                                    --------
Other Assets and Liabilities, Net -- 0.5%                816
                                                    --------

NET ASSETS:
Fund Shares of Class A
   (unlimited authorization -- no par value)
   based on 14,662,068 outstanding shares of
   beneficial interest                               149,777
Distributions in excess of net investment income         (13)
Accumulated net realized gain on investments             161
Net unrealized appreciation on investments             1,068
                                                    --------
Total Net Assets -- 100.0%                          $150,993
                                                    ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                         $10.30
                                                    ========

Cl -- Class
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series
The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
16                     SEI Daily Income Trust / Annual Report / January 31, 2002

Intermediate-Duration Government Fund

-------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 38.7%
   U.S. Treasury Bonds
       12.000%, 08/15/13            $14,500         $ 20,207
       10.375%, 11/15/12              9,000           11,516
   U.S. Treasury Notes
        3.500%, 11/15/06             15,000           14,440
                                                    --------
Total U.S. Treasury Obligations
   (Cost $45,405)                                     46,163
                                                    --------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 36.5%
   AID-ISRAEL AGENCY FOR INTERNATIONAL
     Development
        6.750%, 08/15/04              4,000            4,242
   FHLMC
        7.000%, 07/15/05              9,000            9,765
        5.500%, 07/15/06             14,000           14,514
   FNMA
        7.125%, 02/15/05              5,000            5,438
        6.000%, 08/01/08              3,672            3,725
        5.000%, 01/15/07              5,000            5,025
   Private Export Funding
        7.010%, 04/30/04                785              841
                                                    --------
Total U.S. Government Agency Obligations
   (Cost $42,265)                                     43,550
                                                    --------

U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS -- 17.7%
   FHLMC
        8.250%, 12/01/07 to 12/01/09    331              351
        6.500%, 09/01/10 to 11/01/16  8,321            8,565
        6.250%, 07/01/03                  9                9
        6.000%, 12/01/13                911              927
        5.500%, 08/01/08 to 10/01/13    977              980
   FHLMC REMIC, Ser 1033, Cl G
        8.000%, 01/15/06                120              122
   FHLMC REMIC, Ser 1506, Cl PG
        6.000%, 10/15/06                 91               91
   FHLMC REMIC, Ser 1647, Cl PG
        6.000%, 08/15/07                160              162
   FHLMC REMIC, Ser 165, Cl K
        6.500%, 09/15/21                195              199
   FHLMC REMIC, Ser 1758, Cl E
        5.500%, 04/15/08                791              806
   FNMA
        9.500%, 05/01/18                243              268
        8.000%, 05/01/08 to 06/01/08    233              248
        7.500%, 03/01/07 to 06/01/09    117              121
        7.040%, 03/01/07                 38               41
        7.009%, 06/01/07                 16               17
        6.812%, 10/01/07                 52               56
        6.000%, 02/01/13 to 07/01/13  1,133            1,152
        5.500%, 12/01/08 to 11/01/09    465              472

------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
------------------------------------------------------------------------------
   FNMA REMIC, Ser 1993-135, Cl PE
        6.500%, 02/25/07            $    83         $     84
   FNMA REMIC, Ser 1993-188, Cl LA
        6.000%, 11/25/03                 69               70
   FNMA REMIC, Ser 1996-M3, Cl A1
        7.385%, 03/25/21                765              798
   FNMA REMIC, Ser 2001-53, Cl PA
        5.500%, 11/25/14              4,000            4,071
   GNMA
        8.750%, 05/20/17 to 11/20/17    249              272
        8.500%, 05/20/16 to 02/20/18    644              701
        8.250%, 04/15/06 to 07/15/08    374              398
        6.000%, 04/15/09                169              175
                                                    --------
Total U.S. Government Mortgage-Backed Obligations
   (Cost $20,763)                                     21,156
                                                    --------

REPURCHASE AGREEMENT -- 5.3%
   Paribas Corporation
     1.890%, dated 01/31/02, matures
     02/01/02, repurchase price
     $6,338,333 (collateralized by
     U.S. Treasury Obligation,
     par value $4,631,000, 8.875%,
     02/15/19, with a total market
     value: $6,466,439)               6,338            6,338
                                                    --------
Total Repurchase Agreement
   (Cost $6,338)                                       6,338
                                                    --------
Total Investments -- 98.2%
   (Cost $114,771)                                   117,207
                                                    --------
Other Assets and Liabilities, Net -- 1.8%              2,128
                                                    --------

NET ASSETS:
Fund Shares of Class A
   (unlimited authorization -- no par value)
   based on 11,471,113 outstanding shares of
   beneficial interest                               122,154
Undistributed net investment income                       51
Accumulated net realized loss on investments          (5,306)
Net unrealized appreciation on investments             2,436
                                                    --------
Total Net Assets -- 100.0%                          $119,335
                                                    ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                         $10.40
                                                    ========

Cl -- Class
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series
The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2002                    17

STATEMENT OF NET ASSETS


GNMA Fund


-------------------------------------------------------------------------------
                               Face Amount      Market Value
Description                  ($ Thousands)     ($ Thousands)
-------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 2.9%
   U.S. Treasury Notes
        5.000%, 08/15/11            $ 2,500         $  2,494
        4.625%, 05/15/06              4,300            4,356
                                                    --------
Total Treasury Obligations
   (Cost $7,042)                                       6,850
                                                    --------

U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS -- 96.1%
   FNMA
        7.000%, 11/01/14 to 09/01/16  6,217            6,457
        6.300%, 07/01/11              1,492            1,537
        6.000%, 02/01/32              5,000            4,917
        5.930%, 12/01/08                678              692
        5.890%, 10/01/11              1,397            1,398
        5.780%, 11/01/11              1,268            1,259
        5.735%, 01/01/09              1,445            1,457
        5.500%, 02/25/17              2,000            1,926
        5.420%, 11/01/08              1,305            1,300
   GNMA
       12.500%, 12/15/06 to 07/15/15     14               17
       12.000%, 04/15/14                  1                1
       11.500%, 02/15/13                 11               12
       10.500%, 03/15/18                 41               47
       10.000%, 09/15/15 to 07/15/20    140              156
        9.500%, 06/15/09 to 11/15/20  2,101            2,303
        9.000%, 08/15/16 to 05/15/22  1,540            1,692
        8.500%, 08/15/08 to 01/15/18    532              581
        8.000%, 04/15/17 to 03/15/31 10,579           11,258
        7.750%, 10/15/26                303              321
        7.500%, 02/15/17 to 10/15/31 69,382           72,804
        7.500%, 02/15/32              7,955            8,296
        7.000%, 09/15/22 to 06/15/29 48,234           49,730
        6.750%, 11/15/27              1,017            1,039
        6.500%, 11/15/03 to 09/15/31 34,586           35,038
        6.000%, 04/15/26 to 05/15/31 21,483           21,233
                                                    --------
Total U.S. Government Mortgage-Backed Obligations
   (Cost $222,374)                                   225,471
                                                    --------

--------------------------------------------------------------------------------
                               Face Amount      Market Value
Description                  ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 6.4%
   Paribas Corporation
     1.890%, dated 01/31/02,
     matures 02/1/02, repurchase
     price $14,986,787 (collateralized
     by U.S. Treasury Obligation, par
     value $10,530,000, 12.000%,
     08/15/13, with a total market
     value: $15,299,129)            $14,986         $ 14,986
                                                    --------
Total Repurchase Agreement
   (Cost $14,986)                                     14,986
                                                    --------
Total Investments -- 105.4%
   (Cost $244,402)                                   247,307
                                                    --------
Other Assets and Liabilities, Net -- (5.4)%
   Investment securities purchased                   (13,583)
   Other assets and liabilities, net                   1,023
                                                    --------
Total Other Assets And Liabilities, Net              (12,560)
                                                    --------

NET ASSETS:
Fund Shares of Class A
   (unlimited authorization -- no par value)
   based on 23,681,111 outstanding shares of
   beneficial interest                               245,893
Distributions in excess of net investment income         (20)
Accumulated net realized loss on investments         (14,031)
Net unrealized appreciation on investments             2,905

Total Net Assets -- 100.0%                          $234,747
                                                    ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                          $9.91
                                                    ========

FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
18                     SEI Daily Income Trust / Annual Report / January 31, 2002

Corporate Daily Income Fund


--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS -- 15.7%
   FHLMC
        7.000%, 03/01/07 to 09/01/07 $  786         $    806
   FHLMC REMIC, Ser 1418, Cl H
        7.000%, 10/15/03                189              192
   FHLMC REMIC, Ser 1614, Cl J
        6.250%, 11/15/22              2,050            2,119
   FHLMC REMIC, Ser 2038, Cl PB
        5.500%, 12/15/26              1,500            1,525
   FHLMC REMIC, Ser 2125, Cl QE
        5.500%, 12/15/07              1,000            1,024
   FHLMC REMIC, Ser 2137, Cl UC
        6.000%, 08/15/14              1,000            1,019
   FHLMC REMIC, Ser 2356, Cl GQ
        5.500%, 09/15/07              1,500            1,540
   FHLMC REMIC, Ser 2358, Cl QA
        6.000%, 11/15/14              2,250            2,306
   FHLMC REMIC, Ser 2359, Cl QD
        5.250%, 08/19/03              2,650            2,703
   FHLMC REMIC, Ser 2363, Cl BD
        5.500%, 10/15/16                950              966
   FHLMC REMIC, Ser 2374, Cl PB
        5.500%, 11/15/08              1,000            1,026
   FNMA
        7.000%, 01/01/04              1,013            1,042
        6.946%, 09/01/24              1,116            1,178
        6.500%, 09/01/02                702              713
        6.049%, 11/01/21                917              938
        6.000%, 03/18/18                928              930
   FNMA REMIC, Ser 2001-50, Cl DA
        5.500%, 08/15/31              2,000            2,035
   FNMA REMIC, Ser 2001-53, Cl PA
        5.500%, 11/25/14              3,000            3,053
   FNMA REMIC, Ser 2001-58, Cl PB
        5.500%, 04/25/15                500              504
   GNMA REMIC, Ser 1998-22, Cl VC
        6.500%, 07/20/02                756              762
                                                    --------
Total U.S. Government Mortgage-Backed Obligations
   (Cost $26,225)                                     26,381
                                                    --------

Corporate Bonds -- 42.9%

AIR TRANSPORTATION -- 1.5%
   Federal Express Corporation
     6.625%, 02/12/04                 1,000            1,042
   Southwest Airlines
     5.100%, 05/01/06                 1,500            1,504
                                                    --------
                                                       2,546
                                                    --------

-------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
BANKS -- 4.6%
   Bank of America MTN, Ser H (A)
        2.460%, 02/03/02             $1,000        $   1,001
   Citigroup Incorporated (A)
        2.083%, 02/09/02              1,250            1,250
   MBNA America Bank (A)
        2.270%, 02/15/02              1,000            1,000
   Popular North America Incorporated
        3.477%, 10/15/03              1,500            1,500
   US Bancorp MTN, Ser L (A)
        2.460%, 02/03/02              2,000            2,002
   Washington Mutual Bank (A)
        2.150%, 07/25/06              1,000              995
                                                    --------
                                                       7,748
                                                    --------
DRUGS -- 1.7%
   United Healthcare
        6.600%, 12/01/03              1,000            1,043
   United Healthgroup (A) (B)
        2.735%, 02/08/02              1,750            1,750
                                                    --------
                                                       2,793
                                                    --------
ELECTRICAL SERVICES -- 10.6%
   Alabama Power Company
        4.875%, 09/01/04              1,000            1,005
   American Electric
        2.440%, 04/09/02              1,500            1,500
   Cinergy Corporation
        6.250%, 09/01/04              1,000            1,010
   Duke Energy
        2.181%, 01/15/05              1,250            1,253
   Dynegy Incorporated
        6.875%, 07/15/02              1,750            1,732
   Georgia Power Company, Ser F
        5.750%, 01/31/03              1,000            1,024
   MidAmerican Energy MTN
        7.375%, 08/01/02              1,000            1,023
   Niagara Mohawk Power
        5.375%, 10/01/04              1,250            1,255
   Progress Energy Incorporated
        6.550%, 03/01/04              1,250            1,299
   Public Service Company, Ser 6
        6.000%, 04/15/03              1,250            1,284
   Public Service Oklahoma, Ser A (A)
        2.775%, 02/21/02              1,450            1,451
   Scana Corporation (A)+
        2.485%, 05/01/02              1,250            1,250
   Texas Utilities
        5.520%, 08/16/03              1,000            1,008
   Virginia Electric & Power
     MTN, Ser F (A)
        2.053%, 03/22/02              1,600            1,600
                                                    --------
                                                      17,694
                                                    --------

--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2002                     19

STATEMENT OF NET ASSETS



Corporate Daily Income Fund (Continued)


--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- 8.8%
   Countrywide Home Loan (A)
        2.424%, 02/04/02             $1,750         $  1,750
   Ford Motor Credit Company
        1.940%, 05/15/04              1,250            1,246
        1.887%, 08/15/03              1,000            1,000
   Ford Motor Credit Company (A)
        2.230%, 04/26/04              2,000            1,937
   General Motor Credit Corporation (A)
        2.350%, 02/11/02              1,113            1,113
        2.126%, 04/05/02              1,000              971
   Household Finance Corporation
        2.506%, 05/28/04                650              647
   John Deere Capital Corporation
        4.125%, 12/05/03              1,000              999
   National Rural Utilities
        5.250%, 07/15/04              1,250            1,272
   PNC Funding Corporation (A)
        2.450%, 02/01/02              2,325            2,326
   USAA Capital Corporation MTN, Ser B
        7.410%, 06/30/03              1,500            1,577
                                                    --------
                                                      14,838
                                                    --------
FOOD, BEVERAGE & TOBACCO -- 2.5%
   Fortune Brands Incorporated (B)
        7.125%, 11/01/04                950            1,015
   Philip Morris
        6.800%, 12/01/03              1,500            1,577
   Tyson Foods Incorporated
        6.625%, 10/01/04              1,500            1,541
                                                    --------
                                                       4,133
                                                    --------
INVESTMENT BANKER/BROKER DEALER -- 0.9%
   Kinder Morgan (A)
        2.793%, 04/10/02            1,500              1,500
                                                    --------
MISCELLANEOUS BUSINESS SERVICES -- 5.5%
   AOL Time Warner
        6.125%, 04/15/06              1,000            1,016
   Computer Sciences Corporation
        7.500%, 08/08/05              1,250            1,330
   Conagra Incorporated
        7.400%, 09/15/04              1,000            1,074
   Conoco Incorporated (A)
        2.597%, 04/11/02              1,500            1,502
   Dominion Resources Incorporated
        6.000%, 01/31/03              1,500            1,535
   Masco Corporation
        6.000%, 05/03/04                765              784


-------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
   Textron Incorporated
        6.750%, 09/15/02             $1,235         $  1,258
   Visteon Corporation
        7.950%, 08/01/05                715              741
                                                    --------
                                                       9,240
                                                    --------
RETAIL -- 2.4%
   Amerada Hess
        5.300%, 08/15/04              1,000            1,023
   CVS Corporation
        5.625%, 03/15/06                545              548
   Lowe's Companies Incorporated
        7.500%, 12/15/05              1,120            1,211
   Nike Incorporated
        5.500%, 08/15/06              1,255            1,259
                                                    --------
                                                       4,041
                                                    --------
SPECIAL PURPOSE ENTITY -- 2.0%
   Aon Corporation
        7.400%, 10/01/02              2,020            2,078
   Nac Receivables Corporation
        7.150%, 11/15/05              1,250            1,324
                                                    --------
                                                       3,402
                                                    --------
TELEPHONES & TELECOMMUNICATION -- 2.4%
   AT&T Corporation (A)
        6.500%, 02/17/02                990            1,009
   Qwest Capital Funding
        6.125%, 07/15/02              1,000            1,010
        5.875%, 08/03/04              1,000              983
   WorldCom Incorporated
        6.500%, 05/15/04              1,000            1,003
                                                    --------
                                                       4,005
                                                    --------
Total Corporate Bonds
   (Cost $71,379)                                     71,940
                                                    --------

ASSET BACKED SECURITIES -- 37.8%

AUTOMOTIVE -- 23.6%
   Aesop Funding II LLC,
     Ser 1997-A, Cl A2 (B)
        6.400%, 10/20/03              1,250            1,274
   Aesop Funding II LLC,
     Ser 2000-3, Cl A (A) (B)
        1.929%, 02/20/02              1,250            1,243
   ARG Funding Corporation,
     Ser 1999-1A, Cl A2
        5.880%, 05/20/03              1,250            1,258

--------------------------------------------------------------------------------
20                     SEI Daily Income Trust / Annual Report / January 31, 2002

--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Associates Automobile Receivables Trust,
     Ser 2000-2, Cl A3
        6.820%, 02/15/05             $2,000         $  2,052
   Capital Auto Receivables Asset Trust,
     Ser 1999-1, Cl A2
        5.780%, 03/15/04              1,572            1,575
   Capital Auto Receivables Asset Trust,
     Ser 2000-1, Cl A4
        7.000%, 01/17/05              1,900            1,919
   Capital Auto Receivables Asset Trust,
     Ser 2001-2, Cl A4 (A)
        5.000%, 02/15/02                315              323
   Capital Auto Receivables Asset Trust,
     Ser 2002-1, Cl A2 (A)
        1.810%, 02/15/02                690              690
   Chase Manhattan Auto Owner Trust,
     Ser 1998-C, Cl A4
        5.850%, 05/15/03                484              493
   Chase Manhattan Auto Owner Trust,
     Ser 2000-A, Cl A2
        6.300%, 06/15/03                249              250
   Chase Manhattan Auto Owner Trust,
     Ser 2001-B, Cl A3
        3.090%, 11/15/05              1,990            1,975
   Chase Manhattan Auto Owner Trust,
     Ser 1998-B, Cl A4
        5.800%, 02/17/03                674              675
   Daimler Chrysler Auto Trust,
     Ser 2000-C, Cl A2
        6.810%, 07/06/03                253              255
   Daimler Chrysler Auto Trust,
     Ser 2001-D, Cl A2
        2.470%, 06/06/04              1,745            1,742
   First Security Auto Owner Trust,
     Ser 1999-1, Cl  A4
        5.740%, 06/15/04              1,530            1,553
   Ford Credit Auto Owner Trust,
     Ser 2000-F, Cl A2
        6.560%, 05/17/04              1,170            1,216
   Ford Credit Auto Owner Trust,
     Ser 2001-1, Cl A
        1.910%, 02/15/02              1,000            1,001
   Ford Credit Auto Owner Trust,
     Ser 2001-A, Cl A3
        5.350%, 07/15/03                731              738
   Harley-Davidson Motorcycle Trust,
     Ser 2000-3, Cl A1
        6.660%, 07/15/05                691              709

--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Honda Auto Receivables Owner Trust,
     Ser 2001-1, Cl A3
        5.360%, 09/20/04             $2,000         $  2,045
   Honda Auto Receivables Owner Trust,
     Ser 2001-3, Cl A2
        2.760%, 02/18/04              1,020            1,022
   Honda Auto Receivables Owner Trust,
     Ser 2002-1, Cl A2
        2.550%, 04/15/04              1,120            1,118
   John Deere Owner Trust,
     Ser 2001-A, Cl A2
        2.560%, 02/17/04              2,000            1,998
   Nissan Auto Receivables Owner Trust,
     Ser 2000-A, Cl A3
        7.010%, 09/15/03                875              890
   Nissan Auto Receivables Owner Trust,
     Ser 2002-A, Cl A2
        2.670%, 07/15/04              1,000              997
   ONYX Acceptance Auto Trust,
     Ser 2000-C, Cl A4
        7.260%, 05/15/07              1,000            1,061
   Peoplefirst.com Auto Receivables
     Owner Trust,
     Ser 2000-2, Cl A2
        6.370%, 10/15/03              1,045            1,055
   Toyota Auto Receivables Owner Trust,
     Ser 2000-A, Cl A3
        7.180%, 08/15/04              1,418            1,458
   Toyota Auto Receivables Owner Trust,
     Ser 2001-A, Cl A2
        5.380%, 12/15/03                521              525
   Toyota Auto Receivables Owner Trust,
     Ser 2001-A, Cl A3 (A)
        1.900%, 03/15/05              1,250            1,250
   Toyota Auto Receivables Owner Trust,
     Ser 2002-A, Cl A2 (A)
        1.790%, 02/25/02                750              750
   USAA Auto Owner Trust,
     Ser 2000-1, Cl A4
        6.980%, 06/15/05              1,390            1,464
   USAA Auto Owner Trust,
     Ser 2001-2, Cl A2
        2.420%, 05/17/04              1,825            1,821
   Wells Fargo Auto Trust,
     Ser 2001-A, Cl A2
        4.250%, 12/15/03                783              788
   WFS Financial Owner Trust,
     Ser 2001-C, Cl A3 (A)
        2.050%, 02/08/02                510              511
                                                    --------
                                                      39,694
                                                    --------


--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2002                    21

STATEMENT OF NET ASSETS



Corporate Daily Income Fund (Concluded)


--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
CREDIT CARD -- 5.4%
   AT&T Universal Card Master Trust,
     Ser 1997-1, Cl A (A)
        2.190%, 04/19/04             $1,000         $  1,000
   CIT Equipment , Ser 2001-A Cl A2
        3.730%, 03/22/04              2,125            2,142
   First USA Credit Card,
     Ser 1995-2, Cl A (A)
        2.115%, 02/15/02              1,000            1,000
   Fleet Credit Card Master Trust II,
     Ser 2000-A, Cl A (A)
        1.950%, 02/15/02              1,750            1,751
   MBNA Credit Card Master,
     Ser 2001-B1, Cl B1 (A)
        2.195%, 10/15/08              1,000            1,002
   MBNA Credit Card Master,
     Ser 1997-E, Cl A (A)
        1.907%, 04/15/02              2,100            2,100
                                                    --------
                                                       8,995
                                                    --------
MORTGAGE RELATED -- 8.8%
   Advanta Mortgage Trust Loan,
     Ser 1999-4, Cl A (A)
        2.135%, 02/27/02                974              975
   Asset Securitization Corporation,
     Ser 1997-D5, Cl A1B
        6.660%, 02/14/43              1,000            1,047
   Comm, Ser 2000-FL1A, Cl A (A)
        2.041%, 02/16/02                244              244
   Comm, Ser 2000-FL3A, Cl A (A)
        2.040%, 02/15/02                330              330
   Comm, Ser 2001-FL5A, Cl A1 (A)
        2.270%, 11/15/13                465              465
   EQCC Home Equity Loan Trust,
     Ser 1999-2, Cl A2F
        6.223%, 06/25/11                503              506
   Fremont Home Loan Owner Trust,
     Ser 1999-1 (A)
        2.060%, 02/25/02                221              221
   GSR Mortgage Loan Trust,
     Ser 2001-1, Cl A11
        3.068%, 10/25/31              1,206            1,201
   Huntington Auto Trust,
     Ser 2000-A, Cl A3
        7.330%, 07/15/04              1,096            1,123
   Main Place Real Estate Investor,
     Ser 99-1 (A)
        2.283%, 02/25/02              1,250            1,249

-------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
   Morgan Stanley Dean Witter Capital,
     Ser 2000-Prin, Cl A1
        7.070%, 02/23/34             $  299         $    315
   Navistar Financial Corporation
     Owner Trust,
     Ser 1999-A, Cl A3
        5.950%, 04/15/03                796              800
   Navistar Financial Corporation
     Owner Trust,
     Ser 1999-A, Cl A4
        6.130%, 10/17/05              1,250            1,283
   Residential Asset Securities
     Corporation,
     Ser 2000-KS5, Cl AII (A)
        2.000%, 02/25/02                561              561
   The Money Store Home Equity Trust,
     Ser 1993-C, Cl A3
        5.750%, 10/15/22                773              786
   Vanderbilt Mortgage Finance,
     Ser 2001-A, Cl A1
        5.675%, 01/07/10                508              513
   Washington Mutual,
     Ser 2001-AR2, Cl A1
        3.366%, 11/25/31                722              728
   Washington Mutual,
     Ser 2001-AR4, Cl A1 (A)
        2.780%, 02/25/02              1,524            1,519
   Washington Mutual,
     Ser 2001-AR6, Cl A2 (A)
        3.320%, 04/25/02                978              979
                                                    --------
                                                      14,845
                                                    --------
Total Asset Backed Securities
   (Cost $63,274)                                     63,534
                                                    --------

REPURCHASE AGREEMENT -- 2.8%
   Paribas Corporation
     1.890%  dated 01/31/02, matures
     02/01/02, repurchase price $4,725,248
     (collateralized by U.S. Treasury
     Obligation, par value $4,666,000,
     5.500%, 01/31/03 with a total
     market value: $4,820,025)        4,725            4,725

Total Repurchase Agreement
   (Cost $4,725)                                       4,725

Total Investments -- 99.2%
   (Cost $165,603)                                   166,580

Other Assets and Liabilities, Net -- 0.8%              1,321

--------------------------------------------------------------------------------
22                     SEI Daily Income Trust / Annual Report / January 31, 2002

--------------------------------------------------------------------------------
                                                      Value
Description                                    ($ Thousands)
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of Class A
   (unlimited authorization -- no par value)
   based on 82,668,429 outstanding shares of
   beneficial interest                              $166,590
Undistributed net investment income                       33
Accumulated net realized gain on investments             301
Net unrealized appreciation on investments               977
                                                    --------
Total Net Assets -- 100.0%                          $167,901
                                                    ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                          $2.03
                                                    ========

(A) Floating Rate Instrument. The Rate reflected on the Statement of Net Assets is the rate in effect on January 31, 2002. The date shown is the earlier of the reset date or the demand date.
(B) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors".
+ When-Issued Security
Cl -- Class
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
LLC-- Limited Liability Company
MTN -- Medium Term Note
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series
The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2002                    23

Statements of Operations ($ Thousands)


For the year  ended January 31, 2002

-----------------------------------------------------------------------------------------------------------------------------------
                                                     MONEY                                                       PRIME
                                                    MARKET            GOVERNMENT     GOVERNMENT II          OBLIGATION
                                                      FUND                  FUND              FUND                FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest Income                                 $61,826               $30,017           $43,800            $262,181
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Management Fees                                   5,201                 2,008             2,193              12,857
   Investment Advisory Fees                            352                   187               258               1,510
   Shareholder Servicing Fees (1)                    6,007                 2,806             3,151              20,033
   Custodian/Wire Agent Fees                           266                    65                76                 523
   Trustee Fees                                          9                     5                 7                  39
   Registration Fees                                    45                    24                31                 179
   Other                                               107                    55                78                 456
-----------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                   11,987                 5,150             5,794              35,597
   Less, waiver of:
     Management Fees                                (2,988)                 (588)             (221)             (1,373)
     Investment Advisory Fees                         (155)                  (82)             (113)               (664)
     Shareholder Servicing Fees (1)                 (2,026)               (1,159)           (2,239)            (12,491)
-----------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                      6,818                 3,321             3,221              21,069
-----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                               55,008                26,696            40,579             241,112
-----------------------------------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS:
   Net Realized Gain (Loss) from
     Security Transactions                             (23)                   (8)                5                 (51)
   Net Change in Unrealized
     Appreciation on Investments                        --                    --                --                  --
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                 $54,985               $26,688           $40,584            $241,061
------------------------------------------------------------------------------------------------------------------------------------
(1) Includes class specific distribution and shareholder servicing fees.
Amounts designated as "--" are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
24                     SEI Daily Income Trust / Annual Report / January 31, 2002



                                                SHORT-DURATION   INTERMEDIATE-DURATION                         CORPORATE
        TREASURY            TREASURY II             GOVERNMENT               GOVERNMENT            GNMA     DAILY INCOME
            FUND                   FUND                   FUND                     FUND            FUND             FUND
------------------------------------------------------------------------------------------------------------------------------------
         $29,076                $25,173                 $5,776                   $4,947         $10,042           $6,579
------------------------------------------------------------------------------------------------------------------------------------

           1,958                  1,747                    402                      305             527              452
             182                    163                    115                       87             164              129
           3,102                  2,151                    287                      218             412              323
             106                     57                      6                        4               8                8
               5                      4                      1                        1               1                1
              17                     15                      2                        2               2                3
              56                     49                     12                       11              20               16
------------------------------------------------------------------------------------------------------------------------------------
           5,426                  4,186                    825                      628           1,134              932
------------------------------------------------------------------------------------------------------------------------------------
            (612)                  (144)                    (7)                      --              --             (111)
             (80)                   (72)                   (14)                      --              --              (45
            (572)                (1,288)                  (287)                    (192)           (148)            (323)
------------------------------------------------------------------------------------------------------------------------------------
           4,162                  2,682                    517                      436             986              453
 -----------------------------------------------------------------------------------------------------------------------------------
          24,914                 22,491                  5,259                    4,511           9,056            6,126
------------------------------------------------------------------------------------------------------------------------------------



             (18)                   (62)                 1,402                      925             128              394

              --                     --                      1                      610           1,725              147
------------------------------------------------------------------------------------------------------------------------------------

         $24,896                $22,429                 $6,662                   $6,046         $10,909            $6,66
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2002                     25

Statements of Changes in Net Assets ($ Thousands)


For the years ended January 31,

------------------------------------------------------------------------------------------------------------------------------------

                                                                     MONEY MARKET FUND                 GOVERNMENT FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                    2002            2001            2002            2001
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
   Net Investment Income                                     $    55,008    $     68,819       $  26,696      $   26,283
   Net Realized Gain (Loss) on Investments                           (23)             43              (8)             19
-----------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations           54,985          68,862          26,688          26,302
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income
     Class A                                                     (31,630)        (43,970)        (15,819)        (14,773)
     Class B                                                      (5,826)         (5,134)         (5,360)         (5,011)
     Class C                                                     (11,609)        (15,563)         (4,034)         (4,816)
     Class H                                                          --              --              --              --
     Sweep Class                                                  (5,943)         (4,140)         (1,476)         (1,685)
-----------------------------------------------------------------------------------------------------------------------------------
   Total Distributions                                           (55,008)        (68,807)        (26,689)        (26,285)
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (ALL AT $1.00 PER SHARE):
   CLASS A:
   Proceeds from Shares Issued                                 9,130,981      12,456,532       3,286,007       1,380,123
   Reinvestment of Cash Distributions                             15,525          22,235           5,726           6,509
   Cost of Shares Redeemed                                    (9,468,657)    (12,001,274)     (3,143,788)     (1,338,984)
-----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class A Transactions  (322,151)        477,493         147,945          47,648
-----------------------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Proceeds from Shares Issued                                 1,073,226         617,624       1,364,430         524,133
   Reinvestment of Cash Distributions                                193             224             956             310
   Cost of Shares Redeemed                                    (1,037,202)       (490,631)     (1,237,769)       (498,716)
-----------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets from Class B Transactions               36,217         127,217         127,617          25,727
-----------------------------------------------------------------------------------------------------------------------------------
   CLASS C:
   Proceeds from Shares Issued                                 1,715,566       1,379,017         584,377         396,580
   Reinvestment of Cash Distributions                                500             168              25             100
   Cost of Shares Redeemed                                    (1,616,297)     (1,251,212)       (537,593)       (352,559)
-----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class C Transactions    99,769         127,973          46,809          44,121
-----------------------------------------------------------------------------------------------------------------------------------
   CLASS H:
   Proceeds from Shares Issued                                        --              --              --              --
   Reinvestment of Cash Distributions                                 --              --              --              --
   Cost of Shares Redeemed                                            --              --              --              --
-----------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets from Class H Transactions                   --              --              --              --
-----------------------------------------------------------------------------------------------------------------------------------
   SWEEP CLASS:
   Proceeds from Shares Issued                                   573,760         448,178         393,879         279,918
   Reinvestment of Cash Distributions                                 --               3              22               4
   Cost of Shares Redeemed                                      (615,703)       (254,725)       (370,100)       (254,992)
-----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Sweep
     Class Transactions                                          (41,943)        193,456          23,801          24,930
-----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Capital
     Share Transactions                                         (228,108)        926,139         346,172         142,426
-----------------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease) in Net Assets                      (228,131)        926,194         346,171         142,443
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                         1,430,363         504,169         496,415         353,972
-----------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                             $ 1,202,232    $  1,430,363      $  842,586     $   496,415
-----------------------------------------------------------------------------------------------------------------------------------
Amounts designated as "--" are zero or have been rounded to zero.
The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
26                     SEI Daily Income Trust / Annual Report / January 31, 2002



-----------------------------------------------------------------------------------------------------------------------------------
              GOVERNMENT II FUND           PRIME OBLIGATION FUND              TREASURY FUND                TREASURY II FUND
-----------------------------------------------------------------------------------------------------------------------------------
            2002             2001           2002         2001             2002            2001            2002            2001
-----------------------------------------------------------------------------------------------------------------------------------
       $ 40,579        $  61,450   $    241,112  $   310,731         $ 24,914       $  38,313       $  22,491     $    30,533
              5                8            (51)          50              (18)             64             (62)             86
-----------------------------------------------------------------------------------------------------------------------------------
         40,584           61,458        241,061      310,781           24,896          38,377          22,429          30,619
-----------------------------------------------------------------------------------------------------------------------------------


        (32,523)         (50,972)      (185,992)    (245,176)          (7,563)        (11,294)        (16,512)        (22,062)
         (6,124)          (7,391)       (23,755)     (24,456)         (11,019)        (15,659)         (2,956)         (4,398)
         (1,932)          (3,119)       (28,615)     (38,482)          (3,136)         (6,347)         (3,031)         (4,066)
             --               --         (2,144)      (2,581)              --              --              --              --
             --               --           (609)         (63)          (3,198)         (5,039)             --              --
 ----------------------------------------------------------------------------------------------------------------------------------
        (40,579)         (61,482)      (241,115)    (310,758)         (24,916)        (38,339)        (22,499)        (30,526)
-----------------------------------------------------------------------------------------------------------------------------------


      3,791,489        3,877,517     57,141,751   51,078,782        2,575,649       1,768,383       2,652,921       2,138,065
          7,252            8,560         63,565       92,330            3,349           3,518           4,710           7,926
     (4,021,387)      (3,768,946)   (58,328,849) (51,544,353)      (2,483,402)     (1,842,142)     (2,507,369)     (2,119,244)
-----------------------------------------------------------------------------------------------------------------------------------
       (222,646)         117,131     (1,123,533)    (373,241)          95,596         (70,241)        150,262          26,747
-----------------------------------------------------------------------------------------------------------------------------------

        920,951          835,859      6,387,678    4,183,435        1,212,802       1,194,081         707,965         853,615
          1,438            1,421          7,048        3,224            1,578             809             895           1,171
       (898,052)        (779,642)    (6,191,570)  (4,060,573)      (1,206,165)     (1,045,264)       (673,659)       (832,438)
 -----------------------------------------------------------------------------------------------------------------------------------
         24,337           57,638        203,156      126,086            8,215         149,626          35,201          22,348
-----------------------------------------------------------------------------------------------------------------------------------

        345,060          325,083      4,147,733    3,021,502          849,818         770,111         749,118         651,314
              3               20          5,195          160               --              --              --              --
       (320,658)        (313,111)    (4,015,977)  (2,713,472)        (851,874)       (785,772)       (730,173)       (595,087)
-----------------------------------------------------------------------------------------------------------------------------------
         24,405           11,992        136,951      308,190           (2,056)        (15,661)         18,945          56,227
 -----------------------------------------------------------------------------------------------------------------------------------

             --               --         41,035       11,449               --              --              --              --
             --               --            610           63               --              --              --              --
             --               --        (21,794)      (1,921)              --              --              --              --

             --               --         19,851        9,591               --              --              --              --


             --               --        600,001      444,390          575,101         480,928              --              --
             --               --             70           36               --              --              --              --
             --               --       (592,076)    (389,896)        (566,474)       (453,082)             --              --
 -----------------------------------------------------------------------------------------------------------------------------------
             --               --          7,995       54,530            8,627          27,846              --              --
-----------------------------------------------------------------------------------------------------------------------------------
       (173,904)         186,761       (755,580)     125,156          110,382          91,570         204,408         105,322
-----------------------------------------------------------------------------------------------------------------------------------
       (173,899)         186,737       (755,634)     125,179          110,362          91,608         204,338         105,415
-----------------------------------------------------------------------------------------------------------------------------------

      1,107,167          920,430      6,475,248    6,350,069          645,188         553,580         594,754         489,339
-----------------------------------------------------------------------------------------------------------------------------------
    $   933,268       $1,107,167   $  5,719,614 $  6,475,248        $ 755,550     $   645,188      $  799,092     $   594,754
-----------------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2002                     27

Statements of Changes in Net Assets ($ Thousands)


For the years ended January 31,


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     SHORT-DURATION
                                                                                                      GOVERNMENT FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   2002               2001
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
   Net Investment Income                                                                        $ 5,259            $ 5,287
   Net Realized Gain (Loss) on Investments                                                        1,402               (375)
   Net Change in Unrealized Appreciation of Investments                                               1              2,989
-----------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                                           6,662              7,901
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income:
     Class A                                                                                     (5,260)            (5,309)
     Class B                                                                                         --                 (1)
-----------------------------------------------------------------------------------------------------------------------------------
   Total Distributions                                                                           (5,260)            (5,310)
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   CLASS A:
     Proceeds from Shares Issued                                                                387,062            211,154
     Reinvestment of Cash Distributions                                                           2,965              2,384
     Cost of Shares Redeemed                                                                   (339,930)          (214,180)
-----------------------------------------------------------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets from Class A Transactions                                 50,097               (642)
 ----------------------------------------------------------------------------------------------------------------------------------
  CLASS B:
     Proceeds from Shares Issued                                                                     --                 --
     Reinvestment of Cash Distributions                                                              --                  1
     Cost of Shares Redeemed                                                                         (4)               (11)
-----------------------------------------------------------------------------------------------------------------------------------
     Decrease in Net Assets from Class B Transactions                                                (4)               (10)
-----------------------------------------------------------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets from Capital Share Transactions                           50,093               (652)
-----------------------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Net Assets                                                       51,495              1,939
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                                                           99,498             97,559
-----------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                                               $150,993           $ 99,498
-----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   CLASS A:
     Shares Issued                                                                               37,780             21,171
     Shares Issued in lieu of Cash Distributions                                                    289                239
     Shares Redeemed                                                                            (33,207)           (21,490)
-----------------------------------------------------------------------------------------------------------------------------------
     Total Class A Transactions                                                                   4,862                (80)
-----------------------------------------------------------------------------------------------------------------------------------
   CLASS B:
     Shares Issued                                                                                   --                 --
     Shares Issued in lieu of Cash Distributions                                                     --                 --
     Shares Redeemed                                                                                 --                 (1)
-----------------------------------------------------------------------------------------------------------------------------------
     Total Class B Transactions                                                                      --                 (1)
-----------------------------------------------------------------------------------------------------------------------------------
     Increase (Decrease) in Capital Shares                                                        4,862                (81)
-----------------------------------------------------------------------------------------------------------------------------------
Amounts designated as "--" are zero or have been rounded to zero.
The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
28                    SEI Daily Income Trust / Annual Report / January 31, 2002



------------------------------------------------------------------------------------------------------------------

  INTERMEDIATE-DURATION GOVERNMENT FUND              GNMA FUND                     CORPORATE DAILY INCOME FUND
------------------------------------------------------------------------------------------------------------------
       2002                2001                2002               2001                2002                2001
------------------------------------------------------------------------------------------------------------------
  $   4,511             $ 5,315            $ 9,056             $ 5,185              $ 6,126            $ 5,964
        925                (519)               128              (1,081)                 394                 61
        610               6,043              1,725               6,033                  147              1,999
------------------------------------------------------------------------------------------------------------------
      6,046              10,839             10,909              10,137                6,667              8,024
------------------------------------------------------------------------------------------------------------------


     (4,534)             (5,324)            (9,181)             (5,188)              (6,119)            (5,972)
         --                  --                 --                  --                   --                 --
 -----------------------------------------------------------------------------------------------------------------
     (4,534)             (5,324)            (9,181)             (5,188)              (6,119)            (5,972)
------------------------------------------------------------------------------------------------------------------


     78,583              18,196            231,075              39,710              384,820            215,146
      1,764               1,451              5,759               1,785                4,586              4,410
    (47,047)            (55,177)           (92,218)            (42,047)            (336,589)          (221,190)
------------------------------------------------------------------------------------------------------------------
     33,300             (35,530)           144,616                (552)              52,817             (1,634)
------------------------------------------------------------------------------------------------------------------

         --                  --                 --                  --                   --                 --
         --                  --                 --                  --                   --                 --
         --                  --                 --                  --                   --                 --
------------------------------------------------------------------------------------------------------------------
         --                  --                 --                  --                   --                 --
------------------------------------------------------------------------------------------------------------------
     33,300             (35,530)           144,616                (552)              52,817             (1,634)
------------------------------------------------------------------------------------------------------------------
     34,812             (30,015)           146,344               4,397               53,365                418
------------------------------------------------------------------------------------------------------------------

     84,523             114,538             88,403              84,006              114,536            114,118
------------------------------------------------------------------------------------------------------------------
   $119,335            $ 84,523           $234,747            $ 88,403            $ 167,901           $114,536
------------------------------------------------------------------------------------------------------------------


      7,549               1,838             23,390               4,153              189,613            108,038
        171                 148                582                 188                2,261              2,220
     (4,522)             (5,620)            (9,326)             (4,441)            (166,100)          (111,282)
------------------------------------------------------------------------------------------------------------------
      3,198              (3,634)            14,646                (100)              25,774             (1,024)
------------------------------------------------------------------------------------------------------------------

         --                  --                 --                  --                   --                 --
         --                  --                 --                  --                   --                 --
         --                  --                 --                  --                   --                 --
------------------------------------------------------------------------------------------------------------------
         --                  --                 --                  --                   --                 --
------------------------------------------------------------------------------------------------------------------
      3,198              (3,634)            14,646                (100)              25,774             (1,024)
------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2002                     29

Financial Highlights


For the periods ended January 31,
For a Share Outstanding Throughout the Year
-----------------------------------------------------------------------------------------------------------------------------------

                                       Net Realized
                                                and               Distributions
               Net Asset                 Unrealized Distributions          from                                           Ratio of
                  Value,         Net          Gains      from Net      Realized    Net Asset                Net Assets    Expenses
               Beginning  Investment       (Losses)    Investment       Capital   Value, End      Total  End of Period  to Average
               of Period      Income  on Securities        Income         Gains    of Period     Return+ ($ Thousands)  Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND
   CLASS A
   2002            $1.00       $0.04           $--        $(0.04)           $--        $1.00       3.70%    $  419,783        0.18%
   2001             1.00        0.06            --         (0.06)            --         1.00       6.49        741,949        0.18
   2000             1.00        0.05            --         (0.05)            --         1.00       5.19        264,423        0.18
   1999             1.00        0.05            --         (0.05)            --         1.00       5.50      1,212,244        0.18
   1998             1.00        0.06            --         (0.06)            --         1.00       5.65        721,035        0.18
   CLASS B
   2002            $1.00       $0.03           $--        $(0.03)           $--        $1.00       3.39%    $  197,280        0.48%
   2001             1.00        0.06            --         (0.06)            --         1.00       6.17        161,067        0.48
   2000             1.00        0.05            --         (0.05)            --         1.00       4.87         33,839        0.48
   1999             1.00        0.05            --         (0.05)            --         1.00       5.18          7,875        0.48
   1998(1)          1.00        0.03            --         (0.03)            --         1.00       5.29          7,383        0.48
   CLASS C
   2002            $1.00       $0.03           $--        $(0.03)           $--        $1.00       3.19%    $  407,312        0.68%
   2001             1.00        0.06            --         (0.06)            --         1.00       5.96        307,545        0.68
   2000             1.00        0.05            --         (0.05)            --         1.00       4.66        179,565        0.68
   1999             1.00        0.05            --         (0.05)            --         1.00       4.97        132,831        0.68
   1998             1.00        0.05            --         (0.05)            --         1.00       5.12         86,922        0.68
   SWEEP CLASS
   2002            $1.00       $0.03           $--        $(0.03)           $--        $1.00       2.93%    $  177,857        0.93%
   2001             1.00        0.06            --         (0.06)            --         1.00       5.70        219,802        0.93
   2000             1.00        0.04            --         (0.04)            --         1.00       4.40         26,342        0.93
   1999(2)          1.00        0.02            --         (0.02)            --         1.00       4.56          6,669        0.93
GOVERNMENT FUND
   CLASS A
   2002            $1.00       $0.04           $--        $(0.04)           $--        $1.00       3.64%    $  402,096        0.20%
   2001             1.00        0.06            --         (0.06)            --         1.00       6.37        254,143        0.20
   2000             1.00        0.05            --         (0.05)            --         1.00       5.12        206,481        0.20
   1999             1.00        0.05            --         (0.05)            --         1.00       5.39        204,988        0.20
   1998             1.00        0.05            --         (0.05)            --         1.00       5.52        142,929        0.20
   CLASS B
   2002            $1.00       $0.03           $--        $(0.03)           $--        $1.00       3.33%    $  217,957        0.50%
   2001             1.00        0.06            --         (0.06)            --         1.00       6.05         90,343        0.50
   2000             1.00        0.05            --         (0.05)            --         1.00       4.81         64,616        0.50
   1999             1.00        0.05            --         (0.05)            --         1.00       5.08         34,676        0.50
   1998             1.00        0.05            --         (0.05)            --         1.00       5.21         29,102        0.50
   CLASS C
   2002            $1.00       $0.03           $--        $(0.03)           $--        $1.00       3.13%    $  151,256        0.70%
   2001             1.00        0.06            --         (0.06)            --         1.00       5.84        104,452        0.70
   2000             1.00        0.05            --         (0.05)            --         1.00       4.60         60,328        0.70
   1999             1.00        0.05            --         (0.05)            --         1.00       4.87         39,881        0.70
   1998(3)          1.00        0.03            --         (0.03)            --         1.00       5.01         25,341        0.70
   SWEEP CLASS
   2002            $1.00       $0.03           $--        $(0.03)           $--        $1.00       2.87%    $   71,277        0.95%
   2001             1.00        0.05            --         (0.05)            --         1.00       5.57         47,477        0.95
   2000             1.00        0.04            --         (0.04)            --         1.00       4.34         22,547        0.95
   1999(4)          1.00        0.03            --         (0.03)            --         1.00       4.49          3,248        0.95



            ----------------------------------------
                                       Ratio of Net
                              Ratio of   Investment
             Ratio of Net     Expenses       Income
               Investment   to Average   to Average
                   Income   Net Assets   Net Assets
               to Average   (Excluding   (Excluding
               Net Assets     Waivers)     Waivers)
            ----------------------------------------
   CLASS A
   2002              3.90%        0.63%        3.45%
   2001              6.39         0.64         5.93
   2000              4.97         0.65         4.50
   1999              5.32         0.64         4.86
   1998              5.51         0.66         5.03
   CLASS B
   2002              3.27%        0.68%        3.07%
   2001              6.07         0.69         5.86
   2000              4.91         0.71         4.68
   1999              5.08         0.69         4.87
   1998(1)           5.26         0.72         5.02
   CLASS C
   2002              3.02%        0.88%        2.82%
   2001              5.84         0.89         5.63
   2000              4.61         0.91         4.38
   1999              4.84         0.89         4.63
   1998              5.02         0.92         4.78
   SWEEP CLASS
   2002              2.92%        1.13%        2.72%
   2001              5.63         1.14         5.42
   2000              4.44         1.16         4.21
   1999(2)           4.36         1.14         4.15
GOVERNMENT FUND
   CLASS A
   2002              3.42%        0.53%        3.09%
   2001              6.21         0.54         5.87
   2000              5.00         0.55         4.65
   1999              5.22         0.55         4.87
   1998              5.40         0.56         5.04
   CLASS B
   2002              3.00%        0.58%        2.92%
   2001              5.92         0.59         5.83
   2000              4.74         0.60         4.64
   1999              4.92         0.60         4.82
   1998              5.06         0.61         4.95
   CLASS C
   2002              2.90%        0.78%        2.82%
   2001              5.73         0.79         5.64
   2000              4.53         0.80         4.43
   1999              4.70         0.80         4.60
   1998(3)           4.94         0.81         4.83
   SWEEP CLASS
   2002              2.67%        1.03%        2.59%
   2001              5.47         1.04         5.38
   2000              4.42         1.05         4.32
   1999(4)           4.37         1.05         4.27



--------------------------------------------------------------------------------
30                     SEI Daily Income Trust / Annual Report / January 31, 2002


-----------------------------------------------------------------------------------------------------------------------------------

                                  Net Realized                   Distri-
                                           and                   butions
           Net Asset                Unrealized Distributions        from                                                 Ratio of
              Value,         Net         Gains      from Net    Realized   Net Asset                     Net Assets      Expenses
           Beginning  Investment      (Losses)    Investment     Capital  Value, End       Total      End of Period    to Average
           of Period      Income on Securities        Income       Gains   of Period     Return+      ($ Thousands)    Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT II FUND
   CLASS A
   2002        $1.00       $0.04           $--       $(0.04)        $--        $1.00        3.63%        $  688,112          0.20%
   2001         1.00        0.06            --        (0.06)         --         1.00        6.31            910,748          0.20
   2000         1.00        0.05            --        (0.05)         --         1.00        5.05            793,640          0.20
   1999         1.00        0.05            --        (0.05)         --         1.00        5.33            943,396          0.20
   1998         1.00        0.05            --        (0.05)         --         1.00        5.45            863,427          0.20
   CLASS B
   2002        $1.00       $0.03           $--       $(0.03)        $--        $1.00        3.32%        $  164,741          0.50%
   2001         1.00        0.06            --        (0.06)         --         1.00        5.99            140,408          0.50
   2000         1.00        0.05            --        (0.05)         --         1.00        4.74             82,771          0.50
   1999         1.00        0.05            --        (0.05)         --         1.00        5.01             64,838          0.50
   1998         1.00        0.05            --        (0.05)         --         1.00        5.14             31,851          0.50
   CLASS C
   2002        $1.00       $0.03           $--       $(0.03)        $--        $1.00        3.11%        $   80,415          0.70%
   2001         1.00        0.06            --        (0.06)         --         1.00        5.78             56,011          0.70
   2000         1.00        0.04            --        (0.04)         --         1.00        4.53             44,019          0.70
   1999         1.00        0.05            --        (0.05)         --         1.00        4.81             50,712          0.70
   1998         1.00        0.05            --        (0.05)         --         1.00        4.93             35,272          0.70
PRIME OBLIGATION FUND
   CLASS A
   2002        $1.00       $0.04           $--       $(0.04)        $--        $1.00        3.70%        $3,989,778          0.20%
   2001         1.00        0.06            --        (0.06)         --         1.00        6.46          5,113,420          0.20
   2000         1.00        0.05            --        (0.05)         --         1.00        5.25          5,486,642          0.20
   1999         1.00        0.05            --        (0.05)         --         1.00        5.48          4,482,676          0.20
   1998         1.00        0.05            --        (0.05)         --         1.00        5.59          3,247,562          0.20
   CLASS B
   2002        $1.00       $0.03           $--       $(0.03)        $--        $1.00        3.39%        $  676,475          0.50%
   2001         1.00        0.06            --        (0.06)         --         1.00        6.14            473,294          0.50
   2000         1.00        0.05            --        (0.05)         --         1.00        4.93            347,215          0.50
   1999         1.00        0.05            --        (0.05)         --         1.00        5.16            229,361          0.50
   1998         1.00        0.05            --        (0.05)         --         1.00        5.27            186,572          0.50
   CLASS C
   2002        $1.00       $0.03           $--       $(0.03)        $--        $1.00        3.18%        $  946,967          0.70%
   2001         1.00        0.06            --        (0.06)         --         1.00        5.93            809,989          0.70
   2000         1.00        0.05            --        (0.05)         --         1.00        4.72            501,789          0.70
   1999         1.00        0.05            --        (0.05)         --         1.00        4.96            351,881          0.70
   1998         1.00        0.05            --        (0.05)         --         1.00        5.06            207,908          0.70
   CLASS H
   2002        $1.00       $0.03           $--       $(0.03)        $--        $1.00        3.25%        $   29,412          0.63%
   2001(5)      1.00        0.04            --        (0.04)         --         1.00        3.94+             9,591          0.63



-------------------------------------------------
                                     Ratio of Net
                          Ratio of     Investment
       Ratio of Net       Expenses         Income
         Investment     to Average     to Average
             Income     Net Assets     Net Assets
         to Average     (Excluding     (Excluding
         Net Assets       Waivers)       Waivers)
-------------------------------------------------
GOVERNMENT II FUND
   CLASS A
   2002         3.63%          0.48%       3.35%
   2001         6.14           0.49        5.85
   2000         4.93           0.49        4.64
   1999         5.20           0.50        4.90
   1998         5.32           0.51        5.01
   CLASS B
   2002         3.21%          0.53%       3.18%
   2001         5.88           0.54        5.84
   2000         4.65           0.54        4.61
   1999         4.86           0.55        4.81
   1998         5.02           0.56        4.96
   CLASS C
   2002         2.84%          0.73%       2.81%
   2001         5.67           0.74        5.63
   2000         4.40           0.74        4.36
   1999         4.70           0.75        4.65
   1998         4.82           0.76        4.76
PRIME OBLIGATION FUND
   CLASS A
   2002         3.72%          0.48%       3.44%
   2001         6.25           0.49        5.96
   2000         5.16           0.49        4.87
   1999         5.32           0.50        5.02
   1998         5.46           0.51        5.15
   CLASS B
   2002         3.21%          0.53%       3.18%
   2001         6.01           0.54        5.97
   2000         4.84           0.54        4.80
   1999         5.04           0.55        4.99
   1998         5.16           0.56        5.10
   CLASS C
   2002         3.07%          0.73%       3.04%
   2001         5.81           0.74        5.77
   2000         4.68           0.74        4.64
   1999         4.82           0.75        4.77
   1998         5.02           0.76        4.96
   CLASS H
   2002         2.89%          0.65%       2.87%
   2001(5)      5.90           0.67        5.86

  Amounts designated as "--" are $0 or have been rounded to $0.
  +  Returns are for the period indicated (unless otherwise noted) and have not been annualized.
 (1) Money Market Fund Class B shares were fully liquidated March 12, 1997 and re-offered beginning August 12, 1997.
     All ratios and total return for that period have been annualized.
 (2) Money Market Fund Sweep Class shares were offered beginning July 15, 1998. All ratios and total return for that period have been annualized.
 (3) Government Fund Class C shares were offered beginning July 1, 1997. All ratios and total return for that period have been annualized.
 (4) Government Fund Sweep Class shares were offered beginning June 4, 1998. All ratios and total return for that period have been annualized.
 (5) Prime Obligation Fund Class H shares were offered beginning June 8, 2000. All ratios and total return for that period have been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

 The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2002                     31

Financial Highlights


For the periods ended January 31,
For a Share Outstanding Throughout the Year
---------------------------------------------------------------------------------------------------------------------------------

                                    Net Realized                   Distri-
                                             and                   butions
            Net Asset                 Unrealized  Distributions       from                                              Ratio of
               Value,         Net          Gains       from Net   Realized     Net Asset                 Net Assets     Expenses
            Beginning  Investment       (Losses)     Investment    Capital    Value, End       Total  End of Period   to Average
            of Period      Income  on Securities         Income      Gains     of Period      Return+  ($ Thousands)  Net Assets
----------------------------------------------------------------------------------------------------------------------------------
PRIME OBLIGATION FUND (CONTINUED)
   SWEEP CLASS
   2002         $1.00       $0.03            $--       $ (0.03)        $--         $1.00        2.92%       $ 76,982        0.95%
   2001          1.00        0.06             --         (0.06)         --          1.00        5.67          68,954        0.95
   2000          1.00        0.04             --         (0.04)         --          1.00        4.46          14,423        0.95
   1999(1)       1.00        0.03             --         (0.03)         --          1.00        4.61           5,645        0.95
TREASURY FUND
   CLASS A
   2002         $1.00       $0.03            $--       $ (0.03)        $--         $1.00        3.48%       $221,636        0.20%
   2001          1.00        0.06             --         (0.06)         --          1.00        6.24         126,044        0.20
   2000          1.00        0.05             --         (0.05)         --          1.00        4.93         196,282        0.20
   1999          1.00        0.05             --         (0.05)         --          1.00        5.28         269,680        0.20
   1998          1.00        0.05             --         (0.05)         --          1.00        5.49         187,790        0.20
   CLASS B
   2002         $1.00       $0.03            $--       $ (0.03)        $--         $1.00        3.18%       $316,896        0.50%
   2001          1.00        0.06             --         (0.06)         --          1.00        5.92         308,688        0.50
   2000          1.00        0.05             --         (0.05)         --          1.00        4.62         159,042        0.50
   1999          1.00        0.05             --         (0.05)         --          1.00        4.97          96,074        0.50
   1998(2)       1.00        0.03             --         (0.03)         --          1.00        5.18          68,089        0.50
   CLASS C
   2002         $1.00       $0.03            $--       $ (0.03)        $--         $1.00        2.97%       $ 97,755        0.70%
   2001          1.00        0.06             --         (0.06)         --          1.00        5.71          99,816        0.70
   2000          1.00        0.04             --         (0.04)         --          1.00        4.41         115,471        0.70
   1999          1.00        0.05             --         (0.05)         --          1.00        4.76         103,643        0.70
   1998          1.00        0.05             --         (0.05)         --          1.00        4.96          53,768        0.70
   SWEEP CLASS
   2002         $1.00       $0.03            $--       $ (0.03)        $--         $1.00        2.71%       $119,263        0.95%
   2001          1.00        0.05             --         (0.05)         --          1.00        5.45         110,640        0.95
   2000          1.00        0.04             --         (0.04)         --          1.00        4.15          82,785        0.95
   1999          1.00        0.04             --         (0.04)         --          1.00        4.50          72,368        0.95
   1998(3)       1.00        0.02             --         (0.02)         --          1.00        4.74          69,066        0.95
TREASURY II FUND
   CLASS A
   2002         $1.00       $0.03            $--       $ (0.03)        $--         $1.00        3.35%       $556,201        0.25%
   2001          1.00        0.06             --         (0.06)         --          1.00        5.86         406,003        0.25
   2000          1.00        0.05             --         (0.05)         --          1.00        4.60         379,179        0.25
   1999          1.00        0.05             --         (0.05)         --          1.00        4.86         451,738        0.25
   1998          1.00        0.05             --         (0.05)         --          1.00        5.20         748,061        0.25
   CLASS B
   2002         $1.00       $0.03            $--       $ (0.03)        $--         $1.00        3.05%       $133,310        0.55%
   2001          1.00        0.05             --         (0.05)         --          1.00        5.55          98,111        0.55
   2000          1.00        0.04             --         (0.04)         --          1.00        4.30          75,755        0.55
   1999          1.00        0.04             --         (0.04)         --          1.00        4.55         137,577        0.55
   1998          1.00        0.05             --         (0.05)         --          1.00        4.88          69,572        0.55




--------------------------------------------------------
                                        Ratio of Net
                             Ratio of     Investment
           Ratio of Net      Expenses         Income
             Investment    to Average     to Average
                 Income    Net Assets     Net Assets
             to Average    (Excluding     (Excluding
             Net Assets      Waivers)       Waivers)
---------------------------------------------------------
PRIME OBLIGATION FUND (CONTINUED)
   SWEEP CLASS
   2002            2.88%         0.98%         2.85%
   2001            5.61          0.99          5.57
   2000            4.49          0.99          4.45
   1999(1)         4.35          1.00          4.30
TREASURY FUND
   CLASS A
   2002            3.30%         0.53%         2.97%
   2001            6.06          0.55          5.71
   2000            4.77          0.56          4.41
   1999            5.14          0.57          4.77
   1998            5.36          0.59          4.97
   CLASS B
   2002            3.11%         0.58%         3.03%
   2001            5.79          0.60          5.69
   2000            4.55          0.61          4.44
   1999            4.86          0.62          4.74
   1998(2)         5.13          0.64          4.99
   CLASS C
   2002            2.86%         0.78%         2.78%
   2001            5.56          0.80          5.46
   2000            4.34          0.81          4.23
   1999            4.62          0.82          4.50
   1998            4.86          0.84          4.72
   SWEEP CLASS
   2002            2.61%         1.03%         2.53%
   2001            5.33          1.05          5.23
   2000            4.08          1.06          3.97
   1999            4.40          1.07          4.28
   1998(3)         4.71          1.08          4.58
TREASURY II FUND
   CLASS A
   2002            3.20%         0.53%         2.92%
   2001            5.70          0.54          5.41
   2000            4.49          0.54          4.20
   1999            4.81          0.55          4.51
   1998            5.08          0.56          4.77
   CLASS B
   2002            2.94%         0.58%         2.91%
   2001            5.40          0.59          5.36
   2000            4.23          0.59          4.19
   1999            4.36          0.60          4.31
   1998            4.78          0.61          4.72



--------------------------------------------------------------------------------
32                     SEI Daily Income Trust / Annual Report / January 31, 2002



----------------------------------------------------------------------------------------------------------------------------

                                   Net Realized                   Distri-
                                            and                   butions
           Net Asset                 Unrealized  Distributions       from                                         Ratio of
              Value,         Net          Gains       from Net   Realized  Net Asset                Net Assets    Expenses
           Beginning  Investment    (Losses) on     Investment    Capital Value, End     Total   End of Period  to Average
           of Period      Income     Securities         Income      Gains  of Period    Return+   ($ Thousands) Net Assets
----------------------------------------------------------------------------------------------------------------------------
TREASURY II FUND
   CLASS C
   2002       $ 1.00       $0.03         $   --        $(0.03)       $--      $ 1.00      2.84%       $109,581       0.75%
   2001         1.00        0.05             --         (0.05)        --        1.00      5.33          90,640       0.75
   2000         1.00        0.04             --         (0.04)        --        1.00      4.08          34,405       0.75
   1999         1.00        0.04             --         (0.04)        --        1.00      4.34          19,361       0.75
   1998         1.00        0.05             --         (0.05)        --        1.00      4.67          11,843       0.75
SHORT-DURATION GOVERNMENT FUND
   CLASS A
   2002       $10.15       $0.47         $ 0.16        $(0.48)       $--      $10.30      6.28%       $150,993       0.45%
   2001         9.87        0.60           0.28         (0.60)        --       10.15      9.14          99,495       0.45
   2000        10.16        0.51          (0.29)        (0.51)        --        9.87      2.22          97,545       0.45
   1999        10.06        0.54           0.10         (0.54)        --       10.16      6.49          99,047       0.45
   1998         9.95        0.59           0.11         (0.59)        --       10.06      7.23          81,014       0.45
   CLASS B
   2002(4)    $10.14       $0.39         $ 0.12        $(0.39)       $--      $10.26      6.01%          $  --       0.75%
   2001         9.86        0.56           0.28         (0.56)        --       10.14      8.82               3       0.75
   2000        10.15        0.48          (0.29)        (0.48)        --        9.86      1.90              14       0.75
   1999        10.04        0.51           0.11         (0.51)        --       10.15      6.28              14       0.75
   1998         9.94        0.56           0.10         (0.56)        --       10.04      6.82              13       0.75
INTERMEDIATE-DURATION GOVERNMENT FUND
   CLASS A
   2002       $10.22       $0.54         $ 0.18        $(0.54)       $--      $10.40      7.19%       $119,335       0.50%
   2001         9.62        0.56           0.60         (0.56)        --       10.22     12.42          84,523       0.50
   2000        10.24        0.54          (0.62)        (0.54)        --        9.62     (0.77)        114,538       0.50
   1999        10.07        0.56           0.17         (0.56)        --       10.24      7.46         124,657       0.50
   1998         9.78        0.58           0.29         (0.58)        --       10.07      9.15         117,107       0.50
GNMA FUND
   CLASS A
   2002       $ 9.78       $0.55         $ 0.14        $(0.56)       $--      $ 9.91      7.22%       $234,747       0.60%
   2001         9.20        0.62           0.58         (0.62)        --        9.78     13.44          88,403       0.60
   2000         9.91        0.60          (0.71)        (0.60)        --        9.20     (1.18)         84,006       0.60
   1999         9.87        0.61           0.04         (0.61)        --        9.91      6.76         100,799       0.60
   1998         9.63        0.64           0.24         (0.64)        --        9.87      9.52          77,792       0.60
CORPORATE DAILY INCOME FUND
   CLASS A
   2002       $ 2.01       $0.10         $ 0.02        $(0.10)       $--      $ 2.03      6.08%       $167,901       0.35%
   2001         1.97        0.12           0.04         (0.12)        --        2.01      8.45         114,536       0.35
   2000         2.00        0.10          (0.03)        (0.10)        --        1.97      3.77         114,118       0.35
   1999         2.00        0.11             --         (0.11)        --        2.00      5.61          90,043       0.35
   1998         1.99        0.11           0.01         (0.11)        --        2.00      6.29          69,571       0.35




--------------------------------------------------------------
                                     Ratio of Net
                            Ratio of   Investment
         Ratio of Net       Expenses       Income
           Investment     to Average   to Average
               Income     Net Assets   Net Assets  Portfolio
           to Average     (Excluding   (Excluding   Turnover
           Net Assets       Waivers)     Waivers)       Rate
--------------------------------------------------------------
TREASURY II FUND
   CLASS C
   2002         2.71%         0.78%        2.68%        N/A
   2001         5.30          0.79         5.26         N/A
   2000         4.06          0.79         4.02         N/A
   1999         4.21          0.80         4.16         N/A
   1998         4.58          0.81         4.52         N/A
SHORT-DURATION GOVERNMENT FUND
   CLASS A
   2002(4)      4.58%         0.72%        4.31%         84%
   2001         5.94          0.74         5.65          79
   2000         5.08          0.74         4.79         102
   1999         5.31          0.72         5.04          90
   1998         5.91          0.76         5.60         166
   CLASS B
   2002         2.69%         0.77%        2.67%         84%
   2001         5.61          0.79         5.57          79
   2000         4.79          0.79         4.75         102
   1999         5.02          0.77         5.00          90
   1998         5.61          0.81         5.55         166
INTERMEDIATE-DURATION GOVERNMENT FUND
   CLASS A
   2002         5.17%         0.72%        4.95%         50%
   2001         5.67          0.73         5.44          41
   2000         5.47          0.73         5.24          31
   1999         5.54          0.76         5.28          21
   1998         5.85          0.76         5.59          57
GNMA FUND
   CLASS A
   2002         5.50%         0.69%        5.41%        108%
   2001         6.52          0.71         6.41          81
   2000         6.21          0.71         6.10          29
   1999         6.14          0.72         6.02          27
   1998         6.65          0.75         6.50           4
CORPORATE DAILY INCOME FUND
   CLASS A
   2002         4.74%         0.72%        4.37%         75%
   2001         6.10          0.73         5.72          68
   2000         5.27          0.74         4.88          71
   1999         5.38          0.76         4.97          48
   1998         5.61          0.76         5.20         108


Amounts designated as "--" are $0 or have been rounded to $0.
 + Returns are for the period indicated (unless otherwise noted) and have not been annualized.
(1) Prime Obligation Fund Sweep Class shares were offered beginning May 18, 1998. All ratios and total return for that period have been annualized.
(2) Treasury Fund Class B shares were offered beginning August 4, 1997. All ratios and total return for that period have been annualized.
(3) Treasury Fund Sweep Class shares were offered beginning August 1, 1997. All ratios and total return for that period have been annualized.
(4) Short-Duration Government Fund Class B Shares were fully liquidated December 10, 2001. All ratios and total return for that period have been annualized.
    Returns shown do not reflect the deduction of taxes that a Shareholder would pay on fund distributions or the redemption of fund shares.
The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2002                     33

Notes to Financial Statements


1. ORGANIZATION
SEI Daily Income Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982.

The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company with ten operational Funds: the Money Market Fund, the Government Fund, the Government II Fund, the Prime Obligation Fund, the Treasury Fund, the Treasury II Fund (collectively the "Money Market Funds"), the Short-Duration Government Fund, the Intermediate-Duration Government Fund, the GNMA Fund, and the Corporate Daily Income Fund (collectively the "Fixed Income Funds"). The Funds' prospectus provides a description of each Fund's investment objectives, policies and strategies. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Funds.

USE OF ESTIMATES -- The financial statements have been prepared in accordance with accounting principles generally accepted in the United States which require the use of estimates. Actual results could differ from those estimates.

SECURITY VALUATION -- Investment securities of the Money Market Funds are stated at amortized cost which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Investment securities of the Fixed Income Funds which are listed on a securities exchange for which market quotations are available are valued by an independent pricing service at the last quoted sales price for such securities on each business day. If there is no such reported sale, those securities for which market quotations are not readily available are valued at the most recent quoted bid price. Unlisted securities for which market quotations are not readily available, of which there were none on January 31, 2002, are valued at the most recently quoted price with estimates of such values determined under certain market conditions using procedures determined in good faith by the Board of Trustees. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost.

FEDERAL INCOME TAXES -- It is each Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income and net capital gains. Accordingly, no provision for Federal Income Taxes is required.

NET ASSET VALUE PER SHARE -- The net asset value per share is calculated on each business day separately for each class of each Fund. In general, it is computed by dividing the assets of each Fund, less its liabilities, by the number of outstanding shares of the Fund.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding period. Interest income is recorded on the accrual basis.

Purchase discounts and premiums on securities held in the Fixed Income Funds are accreted and amortized over the life of each security.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by each Fund's custodian bank until maturity of the repurchase agreements. Provisions of the agreements and procedures adopted by the Adviser ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

CLASSES -- Class specific expenses are borne by that Class of shares. Income, realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust


--------------------------------------------------------------------------------
34                     SEI Daily Income Trust / Annual Report / January 31, 2002
are prorated to the Funds on the basis of relative net assets. Class specific expenses, such as the distribution fees, are borne by that class. Income, other expenses and realized and unrealized gains and losses of a Fund are allocated to the respective class on the basis of the relative net asset value each day.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared on a daily basis and are payable on the first business day of the following month. Any net realized capital gains on sales of securities for a Fund are distributed to its shareholders at least annually.

IMPLEMENTATION OF NEW ACCOUNTING STANDARDS -- The Funds implemented the provisions of the American Institute of Certified Public Accountants Audit and Accounting Guide "Audits of Investment Companies" (the "Guide") as required on February 1, 2001. The implementation did not have any material impact on the results of operations or financial condition of the Funds upon adoption of the provisions of the Guide.

3. TRANSACTIONS WITH AFFILIATES
SEI Investments Fund Management (the "Manager") provides management, administrative and shareholder services to the Funds for an annual fee of .33% of the average daily net assets of the Money Market Fund, .19% each of the average daily net assets of the Government II and Prime Obligation Funds, .24% each of the average daily net assets of the Government, Treasury and Treasury II Funds, .35% each of the average daily net assets of the Short-Duration Government, Intermediate-Duration Government and Corporate Daily Income Funds, and .32% of the GNMA Fund. However, the Manager has voluntarily agreed to waive its annual fee in an amount which limits total annual expenses (including the annual management fee) of the following Funds to the following amounts (expressed as a percentage of each Fund's daily net assets):


-------------------------------------------------------------------------------
               Money                         Prime
              Market  Gov't    Gov't II  Obligation  Treasury Treasury II
-------------------------------------------------------------------------------
Class A        .18%    .20%        .20%        .20%      .20%        .25%
Class B        .48%    .50%        .50%        .50%      .50%        .55%
Class C        .68%    .70%        .70%        .70%      .70%        .75%
Class H         --      --          --         .63%       --          --
Sweep Class    .93%    .95%         --         .95%      .95%         --

-------------------------------------------------------------------------------
                           Short-     Intermediate              Corporate
                         Duration         Duration                  Daily
                            Gov't            Gov't       GNMA      Income
-------------------------------------------------------------------------------
Class A                     .45%              .50%       .60%        .35%
Class B                     .75%                --        --          --


In the event that the total annual expenses of a Fund, after reflecting a waiver of all fees by the Manager and Adviser, exceed the specified limitation, the Manager has agreed to bear such excess. The Manager has the right, at its sole discretion, to terminate these voluntary waivers at any time.

SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments and a registered broker-dealer, acts as the distributor of the shares of the Trust under the Distribution Agreements. The Trust has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation thereof. The Class A, Class B, Class C, Class H and Sweep Classes each have shareholder servicing plans (the "Shareholder Servicing Plans") which provide for servicing fees payable to the Distributor of .25% of the average daily net assets attributable to that particular class. For the Class A shares of each of the Money Market Funds, Short-Duration Government Fund and Corporate Daily Income Fund, these fees have been waived in full since the inception of the plan. In addition to the Shareholder Servicing Plans, the Class B, Class C and Class H shares have adopted administrative service plans that provide for administrative service fees payable to the Distributor of up to .05%, .25% and .18%, respectively, of the average daily net assets attributable to that class.

The Money Market, Government, Prime Obligation and Treasury Funds' Sweep Classes have adopted distribution plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act, in addition to the Shareholder Servicing Plan. The Plans provide for payments to the Distributor at an annual rate of .50% of a Fund's average daily net assets attributable to Sweep Class shares. These payments are characterized as "compensation," and are not directly tied to expenses incurred by the Distributor; the payments the Distributor receives during any year may therefore be higher or lower than its actual expenses. These payments may be used to compensate Sweep Class shareholders that provide distribution related services to their customers.

Certain officers and/or Trustees of the Trust are also officers and/or Directors of the Manager. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. Compensation of officers and affiliated Trustees is paid by the Manager.



--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2002                     35

NOTES TO FINANCIAL STATEMENTS


4. INVESTMENT ADVISORY AND CUSTODIAN
AGREEMENTS
Under an Investment Advisory Agreement dated September 30, 1983, Wellington Management Company, LLP serves as the Investment Adviser of the Trust on behalf of the Money Market Funds. For its services, the Investment Adviser receives a monthly fee equal to .075% of the combined average daily net assets up to $500 million and .02% of such assets in excess of $500 million of the Money Market Funds. Such fees are allocated daily on the basis of the relative net assets of each Money Market Fund in the Trust. Effective January 1, 1999, the Adviser has voluntarily agreed to partially waive its fee in a proportion agreed upon with the manager.

Under an Investment Advisory Agreement dated December 15, 1986, Wellington Management Company, LLP serves as the Investment Adviser of the Trust on behalf of the Short-Duration Government, Intermediate-Duration Government and GNMA Funds. Monthly fees are equal to .10% of the Funds' combined average daily net assets up to $500 million, .075% of the next $500 million of such assets and ..05% of such net assets in excess of $1 billion. The Adviser has voluntarily agreed to partially waive its fee in a proportion agreed upon with the manager. Pursuant to an Investment Advisory Agreement dated August 4, 1993, Wellington Management Company,LLP serves as Investment Adviser for the Corporate Daily Income Fund. Monthly fees are equal to .10% of the Funds' average daily net assets up to $500 million, .075% of the next $500 million and .05% of such net assets in excess of $1 billion. The Adviser has voluntarily agreed to partially waive its fee in a proportion agreed upon with the manager.

Bank of New York serves as custodian of the Money Market and Treasury Funds under an agreement dated August 1, 1995. First Union National Bank serves as custodian of the Government, Government II, Prime Obligation, Treasury II and the Fixed Income Funds under an agreement dated August 30, 1985. The custodians play no role in determining the investment policies of the Funds or which securities are to be purchased or sold in the Funds.

5. INVESTMENT TRANSACTIONS
The cost of security purchases and the proceeds from the sale of securities, other than temporary investments in short-term securities for the year ended January 31, 2002, were as follows for the Fixed Income Funds:

--------------------------------------------------------------------------------
                       Short-  Intermediate-                    Corporate
                     Duration       Duration                        Daily
                   Government     Government          GNMA         Income
                         Fund           Fund          Fund           Fund
                ($ Thousands)  ($ Thousands) ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
PURCHASES
U.S. Government      $142,199        $76,333      $319,530       $ 18,546
Other                      --             --            --         77,525

SALES
U.S. Government      $ 85,421        $41,351      $175,608       $  5,533
Other                      --             --            --         55,793

At January 31, 2002, the total cost of securities and the net realized gains or losses on securities sold for federal income tax purposes was not materially different from amounts reported for financial reporting purposes. Based on cost for federal income tax purposes, the aggregate gross unrealized gain on securities, the aggregate gross unrealized loss on securities and the net unrealized gain at January 31, 2002 for each Fixed Income Fund is as follows:


--------------------------------------------------------------------------------
                        Short-  Intermediate-                   Corporate
                     Duration       Duration                        Daily
                   Government     Government          GNMA         Income
                         Fund           Fund          Fund           Fund
                ($ Thousands)  ($ Thousands) ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
Aggregate gross
  unrealized gain      $1,326         $2,686        $3,452         $1,375
Aggregate gross
  unrealized loss       (258)          (250)         (547)          (398)
                       ------         ------        ------         ------
Net unrealized gain    $1,068         $2,436        $2,905         $  977
                       ======         ======        ======         ======

6. FEDERAL TAX INFORMATION
RECLASSIFICATION OF COMPONENTS OF NET ASSETS -- The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States. As a result,net investment income (loss) and net realized gain(loss) on investment transactions for the reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences, have been reclassified to/from the following accounts during the fiscal year ended January 31, 2002:


-------------------------------------------------------------------------------
                                                Accumulated  Net Investment
                             Paid-In-Capital  Realized Gain          Income
FUNDS                          ($ Thousands)  ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
Money Market                             $--          $ (7)           $ 7
Prime Obligation                          --           (50)            50
Treasury                                  --           (55)            55

--------------------------------------------------------------------------------
36                     SEI Daily Income Trust / Annual Report / January 31, 2002

The tax character of dividends and distributions paid during the years ended January 31, 2002 and January 31, 2001 were as follows ($ Thousands):

-----------------------------------------------------------------------------------------------------------------------------------
                                            Ordinary Income           Long-term capital gain                 Total
                                     -------------------------     ---------------------------      -------------------------
                                       2002            2001            2002            2001            2002           2001
-----------------------------------------------------------------------------------------------------------------------------------
Money Market Fund                     55,008          68,807            --              --           55,008          68,807
Government Fund                       26,689          26,285            --              --           26,689          26,285
Government II Fund                    40,579          61,482            --              --           40,579          61,482
Prime Obligation Fund                241,115         310,758            --              --          241,115         310,758
Treasury Fund                         24,916          38,339            --              --           24,916          38,339
Treasury II Fund                      22,499          30,526            --              --           22,499          30,526
Short-Duration Government Fund         5,260           5,310            --              --            5,260           5,310
Intermediate-Duration Government Fund  4,534           5,324            --              --            4,534           5,324
GNMA Fund                              9,181           5,188            --              --            9,181           5,188
Corporate Daily Income Fund            6,119           5,972            --              --            6,119           5,972

As of January 31, 2002, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows ($ Thousands):
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Prime                        Short- Intermediate-              Corporate
                              Money  Govern-   Govern-   Obliga-              Trea-   Duration      Duration                  Daily
                             Market     ment   ment II      tion  Treasury  sury II Government    Government      GNMA       Income
                               Fund     Fund      Fund      Fund      Fund     Fund       Fund          Fund      Fund         Fund
-----------------------------------------------------------------------------------------------------------------------------------
Undistributed ordinary income  $  7     $ 10     $   1     $  61      $ 56    $ 208     $  148       $    51    $    (20)    $   33
Undistributed long-term
    capital gain/(loss)         (23)     (14)     (122)      (51)      (18)    (211)        --        (5,306)    (13,845)       301
Unrealized appreciation/
   (depreciation)                --       --        --        --        --       --      1,068         2,436       2,719        977
                               ----    -----    ------     -----      ----    -----     ------       -------    --------     ------
Total Distributable Earnings/
    (Accumulated Losses)       $(16)   $  (4)    $(121)    $  10      $ 38    $  (3)    $1,216       $(2,819)   $(11,146)    $1,311
                               ====    =====     =====     =====      ====    =====     ======       =======    ========     ======

At January 31, 2002, the following funds had capital loss carryforwards to offset future realized capital gains:


-------------------------------------------------------------------------------
                                                         Expiration
                                     Amount                    Date
--------------------------------------------------------------------------------
Money Market Fund               $    23,384              01/31/2010
Government Fund                       6,423              01/31/2006
                                      4,445              01/31/2010
Government II Fund                    6,992              01/31/2003
                                     74,842              01/31/2005
                                     38,015              01/31/2006
Prime Obligation Fund                27,244              01/31/2010
Treasury II Fund                    149,957              01/31/2006
                                     40,148              01/31/2010
Intermediate-Duration
  Government Fund                   727,275              01/31/2003
                                  3,199,945              01/31/2004
                                    698,427              01/31/2006
                                    680,608              01/31/2009
GNMA Fund                         4,894,898              01/31/2003
                                  6,472,568              01/31/2004
                                    414,209              01/31/2005
                                    237,677              01/31/2006
                                    108,755              01/31/2008
                                  1,606,882              01/31/2009


During the year ended January 31, 2002, the following funds utilized capital loss carryforwards to offset realized capital gains:


--------------------------------------------------------------------------------

                                     Amount
--------------------------------------------------------------------------------
Government IIFund                $    7,060
Short-Duration
    Government Fund               1,240,087
Intermediate-Duration
    Government Fund                 924,650
GNMA Fund                           281,053
Corporate Daily Income Fund          93,425


--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2002                     37

Trustees of the Trust (Unaudited)

Set forth below are the names, dates of birth, position with the SEI Daily Income Trust (the "Trust"), length of term of office, the principal occupations for the last five years, number of portfolios in fund complex overseen by trustee, and other directorships outside the fund complex of each of the persons currently serving as Trustees of the Trust. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees. The SAI may be obtained without charge by calling [1-800-342-5734].


------------------------------------------------------------------------------------------------------------------------------------
                                    TERM OF                                       NUMBER OF
                                  OFFICE AND              PRINCIPAL             PORTFOLIOS IN
     NAME,           POSITION(S)   LENGTH OF            OCCUPATION(S)           FUND COMPLEX              OTHER
   ADDRESS,           HELD WITH      TIME                DURING PAST             OVERSEEN BY          DIRECTORSHIPS
    AND AGE            TRUSTS       SERVED               FIVE YEARS                TRUSTEE           HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Robert A. Nesher       Chairman      since    Currently performs various services     66        Trustee of The Advisors' Inner
(08/17/46)           of the Board    1982     on behalf of SEI Investments Company              Circle Fund, The Arbor Fund,
One Freedom          of Trustees*             for which Mr. Nesher is compensated.              Bishop Street Funds, and The
Valley Drive,                                                                                   Expedition Funds.
Oaks, PA 19456
------------------------------------------------------------------------------------------------------------------------------------
William M. Doran        Trustee*     since    Partner, Morgan, Lewis & Bockius LLP    66        Trustee of the Advisors' Inner
(05/26/40)                           1982     (law firm), counsel to the Trusts,                Circle Fund, The Arbor Fund,
1701 Market Street,                           SEI Investments Company, the Adviser,             and The Expedition Funds;
Philadelphia, PA                              the Administrator and the Distributor             Director of SEI Investments
19103                                                                                           since 1974.
------------------------------------------------------------------------------------------------------------------------------------
F. Wendell Gooch        Trustee      since    President, Orange County Publishing     66        Trustee of STI Classic Funds
(12/03/32)                           1982     Co., Inc.; Publisher, Paoli News and              and STI Classic Variable Trust.
One Freedom                                   Paoli Republican; and Editor, Paoli
Valley Drive,                                 Republican, October 1981-January 1997.
Oaks, PA 19456                                President, H&W Distribution, Inc.
                                              since July 1984.
------------------------------------------------------------------------------------------------------------------------------------
James M. Storey         Trustee      since    Retired, Partner, Dechert Price &       66        Trustee of The Advisors' Inner
(04/12/31)                           1995     Rhoads, September 1987-December 1993.             Circle Fund, The Arbor Fund,
One Freedom                                                                                     and The Expedition Funds.
Valley Drive,
Oaks, PA 19456
------------------------------------------------------------------------------------------------------------------------------------
George J. Sullivan, Jr. Trustee      since    Chief Executive Officer, Newfound       66        Trustee of The Advisors' Inner
(11/13/42)                           1996     Consultants Inc. since April 1997.                Circle Fund, The Arbor Fund,
One Freedom                                   Treasurer and Clerk, Peak Asset                   and The Expedition Funds;
Valley Drive,                                 Management, Inc., since 1991                      Trustee, Navigator Securities
Oaks, PA 19456                                                                                  Lending Trust, since 1995.
------------------------------------------------------------------------------------------------------------------------------------
Rosemarie B. Greco      Trustee      since    Principal, Grecoventures (consulting    66        Director, Sonoco, Inc.; Director
(03/31/46)                           1999     firm) since August 1997. President,               PECO Energy; Director, Radian,
Valley Drive,                                 Corestates Financial Corp., 1991-1997;            Inc,; Trustee, Pennsylvania Real
Oaks, PA 19456                                Chief Executive Officer and President,            Estate Investment Trust; Director,
                                              Corestates Bank, N.A., 1991-1997.                 Cordone Industries, Inc.; Director,
                                                                                                Genuardi Markets, Inc.; and
                                                                                                Director, PRWT Comserve, Inc.
------------------------------------------------------------------------------------------------------------------------------------

*Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Trust as that term is defined in the
 1940 Act by virtue of their affiliation with the Trust's Distributor.


--------------------------------------------------------------------------------
38                     SEI Daily Income Trust / Annual Report / January 31, 2002

Notice to Shareholders (Unaudited)


FOR TAXPAYERS FILING ON A CALENDAR YEAR BASIS, THIS NOTICE IS FOR INFORMATIONAL PURPOSES ONLY.

For the fiscal year ended January 31, 2002, each fund is designating long-term capital gains, and exempt income with regard to distributions paid during the year as follows:


                                  (A)               (B)
                               LONG TERM         ORDINARY                           (D)
                             CAPITAL GAINS        INCOME          (C)              TOTAL            (E)           (F)
                             DISTRIBUTIONS     DISTRIBUTIONS   TAX-EXEMPT      DISTRIBUTIONS    QUALIFYING    TAX-EXEMPT
PORTFOLIO                     (TAX BASIS)       (TAX BASIS)     INTEREST       (TAX BASIS)     DIVIDENDS(1)    INTEREST
Money Market Fund                 --%               100%            --%            100%             --%           --%
Government Fund                   --                100             --             100              --            --
Government II Fund                --                100             --             100              --            --
Prime Obligation Fund             --                100             --             100              --            --
Treasury Fund                     --                100             --             100              --            --
Treasury II Fund                  --                100             --             100              --            --
Short-Duration Government Fund    --                100             --             100              --            --
Intermediate-Duration
   Government Fund                --                100             --             100              --            --
GNMA Fund                         --                100             --             100              --            --
Corporate Daily Income Fund       --                100             --             100              --            --

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction. Items (A), (B) and (C) are based on the percentage of the fund's total distribution. Items (E) and (F) are based on the percentage of ordinary income distribution of each fund. Please consult your tax adviser for proper treatment of this information.


--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2002                     39

Notes

SEI DAILY INCOME TRUST ANNUAL REPORT JANUARY 31, 2002


Robert A. Nesher, CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
James M. Storey
George J. Sullivan, Jr.
Rosemarie B. Greco


OFFICERS
Edward D. Loughlin
PRESIDENT AND CHIEF EXECUTIVE OFFICER

James R. Foggo
CONTROLLER AND CHIEF FINANCIAL OFFICER

Lydia Gavalis
VICE PRESIDENT, ASSISTANT SECRETARY

Todd Cipperman
VICE PRESIDENT, ASSISTANT SECRETARY

Robert S. Ludwig
VICE PRESIDENT, ASSISTANT SECRETARY

Timothy D. Barto
VICE PRESIDENT, ASSISTANT SECRETARY

Sherry K. Vetterlein
VICE PRESIDENT, ASSISTANT SECRETARY

William E. Zitelli
VICE PRESIDENT, ASSISTANT SECRETARY

Christine McCullough
VICE PRESIDENT, ASSISTANT SECRETARY

Richard W. Grant
SECRETARY

INVESTMENT ADVISER
Wellington Management Company, LLP

MANAGER AND SHAREHOLDER SERVICING AGENT
SEI Investments Fund Management

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT ACCOUNTANTS
Arthur Andersen LLP



This annual report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the SEI Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL
1 800 DIAL SEI
(1 800 342 5734)

[Background Graphic Omitted]

SEI INVESTMENTS


SEI Investments Distribution Co.

Oaks, PA 19456
1 800-DIAL-SEI (1 800 342 5734)



SEI-F-022 (1/02)

May 22, 2002


Securities & Exchange Commission
Washington, D.C.


Dear Sir or Madam:

Arthur Andersen LLP has represented to SEI Daily Income Trust that its audit was subject to Andersen's quality control system for the U.S. accounting and auditing practice to provide reasonable assurance that the engagement was conducted in compliance with professional standards and that there was appropriate continuity of Andersen personnel working on the audit, availability of national office consultation and availability of personnel at foreign affiliates of Andersen to conduct the relevant portions of the audit.

Sincerely,



/s/Timothy D Barto
Timothy Barto
Vice President & Assistant Secretary
SEI Daily Income Trust